UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2019

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust
The fund's portfolio
12/31/18 (Unaudited)

MORTGAGE-BACKED SECURITIES (46.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (23.7%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 15.914%, 4/15/37	$37,507	$53,921
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 14.795%, 11/15/35	65,460	91,926
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 14.173%, 12/15/36	37,096	47,527
Ser. 4813, IO, 5.50%, 8/15/48	2,633,435	581,525
Ser. 4077, Class IK, IO, 5.00%, 7/15/42	2,082,395	407,941
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,037,398	218,920
Ser. 4000, Class PI, IO, 4.50%, 1/15/42	554,425	104,395
IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 4.195%, 4/15/40	2,154,442	239,919
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	2,186,196	429,041
Ser. 4425, IO, 4.00%, 1/15/45	2,926,093	588,408
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	2,034,578	529,308
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,387,660	188,818
Ser. 4062, Class DI, IO, 4.00%, 9/15/39	2,136,246	173,696
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.645%, 4/15/47	1,118,370	219,178
Ser. 4604, Class QI, IO, 3.50%, 7/15/46	5,532,855	886,142
Ser. 4580, Class ID, IO, 3.50%, 8/15/45	3,198,355	560,064
Ser. 4501, Class BI, IO, 3.50%, 10/15/43	2,694,359	424,820
Ser. 4105, Class HI, IO, 3.50%, 7/15/41	879,536	85,467
Ser. 304, Class C37, IO, 3.50%, 12/15/27	893,382	73,195
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	3,814,943	344,379
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,677,972	141,285
Ser. 4210, Class PI, IO, 3.00%, 12/15/41	978,668	54,923
Ser. 4510, Class HI, IO, 3.00%, 3/15/40	3,210,131	274,938
FRB Ser. 57, Class 1AX, IO, 0.367%, 7/25/43(WAC)	1,335,448	13,354
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	994	715
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 24.863%, 7/25/36	55,946	91,164
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 15.01%, 6/25/37	54,460	75,275
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 14.094%, 2/25/38	40,269	49,514
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 12.731%, 8/25/35	37,352	46,451
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 10.878%, 11/25/34	55,056	62,192
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	2,492,765	601,429
Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	2,153,200	459,514
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	1,404,296	82,868
Ser. 15-30, IO, 5.50%, 5/25/45	3,346,769	724,642
Ser. 374, Class 6, IO, 5.50%, 8/25/36	89,662	17,185
Ser. 378, Class 19, IO, 5.00%, 6/25/35	271,635	51,472
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	407,505	94,919
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	2,453,981	292,269
Ser. 366, Class 22, IO, 4.50%, 10/25/35	13,011	313
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	1,643,307	328,661
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	1,568,712	269,803
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	1,762,073	322,295
Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	3,834,546	766,887
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	1,124,999	173,587
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	912,401	131,979
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	909,593	148,536
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 3.944%, 4/25/42	1,151,576	183,223
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 3.894%, 4/25/40	805,509	134,923
IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.644%, 10/25/41	895,392	76,780
IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.594%, 12/25/46	3,186,416	442,115
IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.594%, 5/25/39	10,062,554	1,440,353
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	2,516,340	381,603
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.444%, 2/25/43	2,054,346	364,646
IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 3.394%, 10/25/41	2,706,354	355,209
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	1,350,907	81,873
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,395,315	94,881
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	1,285,163	118,711
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	1,098,665	56,065
Ser. 16-97, Class KI, IO, 3.00%, 6/25/40	3,620,588	332,406
Ser. 99-51, Class N, PO, zero %, 9/17/29	6,856	6,256
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	975,957	220,196
Ser. 16-42, IO, 5.00%, 2/20/46	2,638,792	568,765
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	3,957,144	544,661
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	4,578,304	1,012,904
Ser. 14-76, IO, 5.00%, 5/20/44	1,052,279	230,145
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	765,098	168,781
Ser. 12-146, IO, 5.00%, 12/20/42	664,371	151,011
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,015,456	223,694
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	719,822	160,945
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	3,212,305	707,992
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,647,167	375,949
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	3,282,278	708,356
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	580,104	128,003
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	1,282,135	251,619
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	3,317,107	502,475
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	2,412,356	301,979
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	963,671	209,146
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,479,612	308,869
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	1,985,485	327,287
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,420,845	298,076
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	347,949	49,611
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	1,289,853	258,977
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,383,361	284,682
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	2,419,865	503,550
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,281,930	264,590
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,435,275	295,596
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	891,571	178,314
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	731,583	169,837
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	1,704,199	262,021
Ser. 16-29, IO, 4.00%, 2/16/46	1,239,675	241,737
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	3,774,636	686,795
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,931,176	394,153
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	2,361,891	430,837
Ser. 15-40, IO, 4.00%, 3/20/45	2,050,937	403,214
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	2,370,661	380,420
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	5,600,546	975,111
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	4,381,448	591,496
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	766,999	144,018
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	3,261,386	439,994
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	697,496	128,702
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	595,399	116,109
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,484,756	283,642
IFB Ser. 13-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.68%, 11/20/43	3,206,391	476,951
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.68%, 9/20/43	548,049	81,199
Ser. 17-165, Class IM, IO, 3.50%, 11/20/47	2,028,173	335,054
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	1,337,648	164,277
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	1,666,107	252,082
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	3,967,143	628,237
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	2,200,533	343,552
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	3,357,574	562,642
Ser. 13-76, IO, 3.50%, 5/20/43	2,503,398	443,477
Ser. 13-28, IO, 3.50%, 2/20/43	766,387	126,454
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	1,213,724	200,932
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,754,992	291,153
Ser. 13-14, IO, 3.50%, 12/20/42	4,127,677	577,214
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,219,885	198,902
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,668,484	301,373
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	2,034,429	357,490
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	2,400,508	430,603
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	1,019,524	190,381
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	2,804,698	322,063
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	3,144,878	342,163
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	1,710,762	138,312
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38	1,645,667	153,870
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	4,787,536	425,564
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 3.13%, 8/20/44	2,603,479	331,944
Ser. 16-H22, Class AI, IO, 2.524%, 10/20/66(WAC)	4,511,820	499,756
Ser. 17-H02, Class BI, IO, 2.504%, 1/20/67(WAC)	2,923,068	364,214
Ser. 16-H23, Class NI, IO, 2.464%, 10/20/66(WAC)	11,572,523	1,306,362
Ser. 17-H06, Class BI, IO, 2.373%, 2/20/67(WAC)	4,744,058	561,723
Ser. 18-H02, Class EI, IO, 2.295%, 1/20/68(WAC)	6,443,465	876,915
Ser. 16-H16, Class EI, IO, 2.209%, 6/20/66(WAC)	4,540,491	502,194
Ser. 17-H16, Class FI, IO, 2.204%, 8/20/67(WAC)	3,450,929	418,425
Ser. 18-H05, Class BI, IO, 2.191%, 2/20/68(WAC)	4,651,628	625,789
Ser. 17-H08, Class NI, IO, 2.188%, 3/20/67(WAC)	6,203,204	709,054
Ser. 15-H20, Class CI, IO, 2.18%, 8/20/65(WAC)	4,541,097	473,886
Ser. 16-H18, Class QI, IO, 2.159%, 6/20/66(WAC)	3,218,312	395,283
Ser. 16-H17, Class KI, IO, 2.141%, 7/20/66(WAC)	3,074,722	338,219
Ser. 18-H03, Class XI, IO, 2.125%, 2/20/68(WAC)	4,755,612	653,897
Ser. 15-H15, Class BI, IO, 2.106%, 6/20/65(WAC)	2,684,009	259,350
Ser. 17-H16, Class JI, IO, 2.055%, 8/20/67(WAC)	9,127,356	1,289,239
Ser. 15-H24, Class AI, IO, 2.054%, 9/20/65(WAC)	3,851,021	359,385
Ser. 17-H19, Class MI, IO, 2.038%, 4/20/67(WAC)	2,350,510	268,957
Ser. 16-H03, Class DI, IO, 2.005%, 12/20/65(WAC)	4,131,701	387,347
Ser. 17-H12, Class QI, IO, 1.988%, 5/20/67(WAC)	4,212,069	495,226
Ser. 18-H15, Class KI, IO, 1.987%, 8/20/68(WAC)	4,068,981	574,744
Ser. 18-H05, Class AI, IO, 1.983%, 2/20/68(WAC)	2,242,943	303,148
Ser. 16-H06, Class DI, IO, 1.847%, 7/20/65	5,959,951	460,216
Ser. 15-H25, Class EI, IO, 1.842%, 10/20/65(WAC)	3,457,736	297,025
Ser. 17-H11, Class DI, IO, 1.832%, 5/20/67(WAC)	4,278,855	492,068
Ser. 15-H20, Class AI, IO, 1.819%, 8/20/65(WAC)	3,925,334	345,715
FRB Ser. 15-H08, Class CI, IO, 1.781%, 3/20/65(WAC)	2,290,267	194,934
Ser. 15-H23, Class BI, IO, 1.721%, 9/20/65(WAC)	4,173,610	340,051
Ser. 15-H10, Class BI, IO, 1.713%, 4/20/65(WAC)	2,920,247	262,851
Ser. 17-H09, IO, 1.706%, 4/20/67(WAC)	5,623,320	565,234
Ser. 16-H24, Class CI, IO, 1.681%, 10/20/66(WAC)	2,881,660	234,651
Ser. 16-H14, IO, 1.664%, 6/20/66(WAC)	4,265,066	282,292
Ser. 16-H09, Class BI, IO, 1.662%, 4/20/66(WAC)	5,232,969	529,786
Ser. 13-H08, Class CI, IO, 1.662%, 2/20/63(WAC)	4,278,546	223,553
Ser. 17-H16, Class IG, IO, 1.548%, 7/20/67(WAC)	8,401,646	829,663
Ser. 14-H21, Class BI, IO, 1.536%, 10/20/64(WAC)	6,039,874	404,806
Ser. 17-H16, Class IH, IO, 1.444%, 7/20/67(WAC)	6,399,887	593,410
Ser. 16-H06, Class CI, IO, 1.366%, 2/20/66(WAC)	5,511,790	362,736
Ser. 16-H03, Class AI, IO, 1.252%, 1/20/66(WAC)	3,916,191	376,933
Ser. 16-H10, Class AI, IO, 1.202%, 4/20/66(WAC)	9,982,974	718,155
Ser. 16-H02, Class HI, IO, 1.091%, 1/20/66(WAC)	5,385,965	435,422
Ser. 15-H26, Class CI, IO, 0.856%, 8/20/65(WAC)	10,468,935	125,961
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,747	1,431

		57,893,958
Commercial mortgage-backed securities (8.9%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	12,918,811	129
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.465%, 1/12/45(WAC)	1,039,000	935,100
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	441,000	441,763
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	478,188	478,188
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.27%, 3/11/39(WAC)	494,365	350,925
FRB Ser. 06-PW14, Class XW, IO, 0.314%, 12/11/38(WAC)	494,225	3,301
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)	1,872,605	73
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.756%, 12/15/47(WAC)	409,000	398,460
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	1,025,000	930,100
COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.753%, 10/15/45(WAC)	233,000	201,932
Ser. 12-LC4, Class E, 4.25%, 12/10/44	392,000	322,335
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.872%, 12/15/39(WAC)	999,576	4,504
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 5.985%, 9/15/39(WAC)	41,989	41,989
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)	147,197	150,289
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.796%, 4/15/50(WAC)	987,000	872,162
GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.415%, 6/10/48(WAC)	1,547,941	1,361,445
GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41	9,442	9,493
GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 04-C3, Class X1, IO, 0.902%, 12/10/41(WAC)	3,557,270	26,308
GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO, 1.369%, 7/10/39(WAC)	406,930	244
GS Mortgage Securities Trust 144A
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)	286,000	275,269
FRB Ser. 14-GC24, Class D, 4.529%, 9/10/47(WAC)	976,000	853,433
FRB Ser. 13-GC10, Class E, 4.397%, 2/10/46(WAC)	583,000	463,544
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.811%, 2/15/47(WAC)	1,183,000	1,054,304
FRB Ser. C14, Class D, 4.566%, 8/15/46(WAC)	647,000	580,417
FRB Ser. 14-C18, Class E, 4.311%, 2/15/47(WAC)	407,000	300,584
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	1,500,000	1,062,188
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	788,000	495,718
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.169%, 4/15/46(WAC)	417,000	348,491
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.233%, 2/12/51(WAC)	111,043	111,043
FRB Ser. 07-CB20, Class E, 6.233%, 2/12/51(WAC)	398,000	396,508
FRB Ser. 11-C3, Class F, 5.66%, 2/15/46(WAC)	410,000	400,454
FRB Ser. 12-C6, Class E, 5.14%, 5/15/45(WAC)	363,000	324,443
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	841,000	654,445
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51(WAC)	3,275,122	33
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.685%, 9/15/39(WAC)	858,199	11,691
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.128%, 4/20/48(WAC)	443,000	398,913
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.787%, 12/15/49(WAC)	332,947	245
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	579,854	564,419
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class F, 4.337%, 8/15/46(WAC)	496,000	178,257
FRB Ser. 13-C10, Class D, 4.082%, 7/15/46(WAC)	654,000	594,628
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46(WAC)	1,316,000	1,067,781
FRB Ser. 13-C10, Class F, 4.082%, 7/15/46(WAC)	609,000	488,359
Ser. 14-C15, Class F, 4.00%, 4/15/47	250,000	198,493
Ser. 14-C17, Class E, 3.50%, 8/15/47	443,000	318,524
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	407,504	111,925
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	700,000	661,840
Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F, 6.107%, 1/11/43(WAC)	216,138	213,350
STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/19 (Cayman Islands)(WAC) (In default)(NON)	193,000	1,834
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	558,952	42,144
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 4.892%, 5/10/63(WAC)	622,000	436,535
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.076%, 6/15/45(WAC)	8,286	7,478
FRB Ser. 07-C34, IO, 0.107%, 5/15/46(WAC)	2,398,992	777
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.287%, 7/15/46(WAC)	188,000	166,676
Ser. 14-LC16, Class D, 3.938%, 8/15/50	889,000	716,907
WF-RBS Commercial Mortgage Trust 144A
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	2,524,000	1,651,880
Ser. 13-C12, Class E, 3.50%, 3/15/48	126,000	99,220

		21,781,490
Residential mortgage-backed securities (non-agency) (13.6%)
BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 4.086%, 11/27/36(WAC)	1,189,733	993,427
FRB Ser. 12-RR5, Class 4A8, (1 Month US LIBOR + 0.17%), 2.485%, 6/26/35	18,247	18,174
Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, (1 Month US LIBOR + 2.93%), 5.431%, 4/25/34	191,303	204,238
Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 2.686%, 11/25/47	219,588	179,648
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.856%, 3/25/37	1,181,333	1,001,594
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (1 Month US LIBOR + 1.50%), 3.657%, 9/25/35	340,374	333,343
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.117%, 8/25/46	185,619	163,025
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.097%, 6/25/46	540,649	496,491
FRB Ser. 06-OA7, Class 1A1, 2.923%, 6/25/46(WAC)	406,871	349,218
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 2.856%, 9/25/35	574,247	521,941
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%), 2.846%, 2/25/37	437,159	253,362
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.80%, 11/20/35	435,201	409,734
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 2.696%, 8/25/46	490,698	439,175
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.696%, 8/25/46	3,007,341	2,558,496
FRB Ser. 07-OA8, Class 2A1, (1 Month US LIBOR + 0.18%), 2.686%, 6/25/47	570,220	443,299
CSMC Trust 144A FRB Ser. 10-18R, Class 6A4, 4.084%, 9/28/36(WAC)	2,000,000	1,991,371
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 13.006%, 5/25/28	267,323	352,313
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 12.506%, 7/25/28	896,120	1,158,433
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.856%, 4/25/28	661,140	832,300
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 10.056%, 12/25/27	439,116	509,003
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 6.356%, 3/25/29	250,000	272,493
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.806%, 9/25/30	1,300,000	1,270,224
Federal Home Loan Mortgage Corporation 144A Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 6.206%, 12/25/30	650,000	619,839
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.756%, 9/25/28	1,027,447	1,460,788
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 14.256%, 10/25/28	569,717	780,096
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 14.256%, 8/25/28	529,848	744,015
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 13.256%, 1/25/29	119,756	157,342
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.406%, 10/25/28	1,664,944	1,882,959
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 8.206%, 4/25/28	1,391,524	1,566,537
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 8.056%, 4/25/28	73,753	82,155
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 8.006%, 9/25/29	542,000	607,290
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 7.506%, 7/25/25	839,696	925,986
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.506%, 7/25/25	495,236	541,380
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 7.356%, 10/25/29	1,140,000	1,237,661
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.756%, 4/25/29	69,000	75,797
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.506%, 5/25/25	42,126	45,398
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 6.156%, 9/25/29	70,000	74,349
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 6.106%, 1/25/30	140,000	139,455
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 6.056%, 7/25/30	180,000	172,060
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 6.056%, 7/25/29	350,000	370,861
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 5.056%, 12/25/30	250,000	246,945
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 4.606%, 3/25/31	210,000	202,224
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 2.686%, 5/25/36	616,377	266,505
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.816%, 5/25/37	390,921	287,701
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 2.99%, 5/19/35	353,974	223,170
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.706%, 6/25/37	597,546	339,107
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 3.301%, 8/25/35	131,382	123,941
Oaktown Re, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 5.356%, 7/25/28 (Bermuda)	800,000	796,000
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 5.206%, 3/25/28 (Bermuda)	620,000	615,350
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.22%), 2.721%, 5/25/46	335,068	314,964
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 2.716%, 8/25/36	456,793	404,262
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 2.626%, 8/25/36	381,195	347,116
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 4.215%, 12/25/35(WAC)	171,036	166,911
FRB Ser. 05-AR10, Class 1A3, 4.126%, 9/25/35(WAC)	450,423	444,649
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 2.996%, 10/25/45	837,212	795,750
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%), 2.906%, 12/25/45	281,013	275,800
FRB Ser. 05-AR19, Class A1B3, (1 Month US LIBOR + 0.35%), 2.856%, 12/25/45	218,027	205,441
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR2, Class 1A1, 4.595%, 3/25/36(WAC)	368,555	364,870
FRB Ser. 06-AR5, Class 1A1, 4.214%, 4/25/36(WAC)	385,084	388,935

		33,044,911

Total mortgage-backed securities (cost $113,085,791)		$112,720,359

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (32.4%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.1%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 1/1/49	$8,000,000	$8,273,750
4.00%, TBA, 1/1/49	4,000,000	4,095,938

		12,369,688
U.S. Government Agency Mortgage Obligations (27.3%)
Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 1/1/49	3,000,000	3,173,203
4.00%, TBA, 1/1/49	29,000,000	29,559,610
3.50%, TBA, 1/1/49	34,000,000	33,984,061

		66,716,874

Total U.S. government and agency mortgage obligations (cost $77,991,017)		$79,086,562

CORPORATE BONDS AND NOTES (32.0%)(a)
		Principal amount	Value
Basic materials (3.7%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		$191,000	$194,820
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		40,000	39,200
Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		415,000	390,619
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		26,000	27,138
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		300,000	283,500
Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25		137,000	120,389
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		108,000	106,920
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		226,000	224,305
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		178,000	165,985
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		242,000	226,875
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		175,000	162,313
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		160,000	150,400
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		309,000	277,328
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		490,000	486,933
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		56,000	50,400
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		63,000	63,473
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23		144,000	145,440
Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes 5.75%, 3/1/25		45,000	40,500
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		339,000	305,100
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)		250,000	225,313
Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)		250,000	230,625
Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24		29,000	25,448
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		99,000	96,030
Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	335,000	326,014
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		$200,000	164,000
Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25		108,000	96,120
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		150,000	154,688
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		345,000	336,375
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		145,000	141,738
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		167,000	151,135
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		66,000	66,495
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		124,000	119,660
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		53,000	54,590
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		94,000	91,885
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		75,000	67,125
Mercer International, Inc. 144A sr. unsec. notes 7.375%, 1/15/25 (Canada)		30,000	29,925
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		53,000	44,388
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		455,000	427,700
Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26		138,000	125,580
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		163,000	150,979
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		259,000	301,088
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		165,000	155,100
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		361,000	342,048
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		45,000	41,344
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		50,000	49,500
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		20,000	19,725
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		305,000	282,842
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		30,000	28,575
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		175,000	163,625
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		160,000	146,400
Transocean Pontus, Ltd. 144A sr. unsec. notes 7.875%, 7/15/26		100,000	90,000
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		55,000	44,550
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		205,000	188,600
Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		119,000	117,810
USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27		172,000	173,290
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		94,000	94,705
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		122,000	121,390
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		220,000	231,550

			9,179,593
Capital goods (1.8%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		339,000	301,710
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		280,000	277,900
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		105,000	104,475
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		67,000	66,266
Berry Global, Inc. 144A notes 4.50%, 2/15/26		39,000	35,685
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		49,000	50,348
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		272,000	256,360
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		235,000	238,819
Covanta Holding Corp. sr. unsec. notes 6.00%, 1/1/27		55,000	49,225
Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26		150,000	141,375
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	159,750
Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		202,000	196,193
GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)		85,000	74,800
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		295,000	299,794
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		340,000	295,800
MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23		121,000	117,370
Novafives SAS sr. notes Ser. REGS, 5.00%, 6/15/25 (France)	EUR	100,000	91,627
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		$95,000	94,763
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		84,000	79,800
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		300,000	272,250
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		80,000	78,800
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		310,000	305,350
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		105,000	98,963
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		49,000	41,895
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		55,000	52,525
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		174,000	161,820
Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25		94,000	83,660
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24		122,000	112,240
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)		50,000	46,000
Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25		390,000	333,938

			4,519,501
Communication services (3.9%)
Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		200,000	191,750
Altice Financing SA 144A company guaranty sr. unsub. notes 7.50%, 5/15/26 (Luxembourg)		200,000	182,500
Altice Luxembourg SA company guaranty sr. unsec. sub. notes Ser. REGS, 6.25%, 2/15/25 (Luxembourg)	EUR	100,000	90,954
Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		$280,000	255,150
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		150,000	151,875
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		276,000	265,305
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		109,000	108,455
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		49,000	48,020
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		360,000	350,100
CommScope Technologies, LLC 144A sr. unsec. notes 6.00%, 6/15/25		384,000	349,440
CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		82,000	66,420
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		310,000	284,038
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		360,000	370,800
CSC Holdings, LLC 144A sr. unsec. notes 7.75%, 7/15/25		200,000	203,000
CSC Holdings, LLC 144A sr. unsec. notes 5.125%, 12/15/21		331,000	324,380
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23		340,000	365,925
Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		615,000	482,006
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		440,000	354,200
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		169,000	165,198
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		40,000	40,300
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		93,000	57,888
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22		119,000	82,705
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		233,000	203,875
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)		422,000	362,920
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		6,000	6,180
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		265,000	265,663
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		70,000	68,775
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		264,000	241,560
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		40,000	40,200
SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)		540,000	503,550
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		105,000	107,363
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		883,000	906,179
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		290,000	296,815
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		200,000	202,000
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		156,000	156,738
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		32,000	30,880
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		45,000	43,875
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		135,000	122,175
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		55,000	50,463
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)	EUR	288,900	362,074
UPC Holding BV 144A sr. notes 5.50%, 1/15/28 (Netherlands)		$200,000	179,500
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		363,000	363,000
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		75,000	70,875
Virgin Media Secured Finance PLC company guaranty sr. notes Ser. REGS, 5.125%, 1/15/25 (United Kingdom)	GBP	100,000	126,165
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	115,000	138,346

			9,639,580
Consumer cyclicals (5.6%)
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		$281,000	240,255
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		57,000	48,878
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		155,000	136,400
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		38,000	36,005
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		90,000	89,100
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		155,000	144,925
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		64,000	60,640
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		125,000	122,500
CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		347,000	322,710
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		72,000	70,920
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		190,000	182,400
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		127,000	127,000
Codere Finance 2 Luxembourg SA company guaranty sr. notes Ser. REGS, 6.75%, 11/1/21 (Luxembourg)	EUR	100,000	98,892
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		$398,000	357,205
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		215,000	184,900
Delta Merger Sub., Inc. 144A sr. unsec. notes 6.00%, 9/15/26		20,000	18,900
Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23		112,000	107,520
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		85,000	87,338
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		235,000	228,098
Gray Escrow, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		187,000	181,983
Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26		101,000	94,162
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		145,000	135,938
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		200,000	187,500
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		266,000	250,040
iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)		288,000	192,960
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		65,000	63,453
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		265,000	261,688
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		35,000	32,813
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		65,000	57,363
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		333,000	289,710
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		384,000	407,040
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		227,000	229,270
Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		55,000	56,650
JC Penney Corp., Inc. 144A company guaranty sr. notes 5.875%, 7/1/23		100,000	80,500
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		75,000	63,375
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		85,000	74,375
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		74,000	74,000
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		181,000	178,738
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		141,000	133,950
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		304,000	297,160
Masaria Investments SAU sr. notes Ser. REGS, 5.00%, 9/15/24 (Spain)	EUR	100,000	104,676
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		$158,000	147,533
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		112,000	101,780
Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26		200,000	195,500
MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20		175,000	179,813
MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21		147,000	150,491
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		278,000	268,270
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21		185,435	77,883
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21		95,000	39,188
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		512,000	478,720
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		81,000	75,735
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		215,000	205,325
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		135,000	132,638
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		150,000	148,500
Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24		129,000	125,369
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		110,000	98,450
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		192,000	191,520
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		107,000	99,510
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		124,000	116,095
PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23		60,000	34,950
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		320,000	308,000
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		98,000	94,570
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		233,000	226,010
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		147,000	146,265
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		480,000	487,200
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		202,000	189,375
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. unsub. notes 5.125%, 2/15/27		103,000	90,898
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		117,000	117,293
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		367,000	335,346
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		225,000	212,063
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		270,000	254,475
Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25		105,000	99,719
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		10,000	10,163
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		98,000	93,992
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		244,000	229,055
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	8,400
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		125,000	116,875
Takko Luxembourg 2 SCA company guaranty sr. notes Ser. REGS, 5.375%, 11/15/23 (Luxembourg)	EUR	100,000	81,313
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		$141,000	125,843
Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		125,000	125,625
Univision Communications, Inc. 144A company guaranty sr. notes 5.125%, 5/15/23		220,000	197,450
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		95,000	83,363
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		190,000	177,650
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		178,000	158,865
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		123,000	119,618
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		78,000	74,490
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		101,000	93,425
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		110,000	105,600
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		276,000	242,880

			13,585,021
Consumer staples (1.4%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		175,000	159,250
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		125,000	120,625
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		125,000	115,000
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		160,000	153,200
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		389,000	331,623
CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22		105,000	91,875
Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23		145,000	116,725
EI Group PLC sr. unsec. notes 7.50%, 3/15/24 (United Kingdom)	GBP	100,000	127,451
Europcar Groupe SA sr. notes Ser. REGS, 4.125%, 11/15/24 (France)	EUR	100,000	108,804
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		$120,000	86,400
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		283,000	271,680
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		192,000	180,960
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		326,000	298,290
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		130,000	125,775
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		130,000	125,450
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		80,000	74,400
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		157,000	150,720
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		37,000	35,983
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		223,000	204,603
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		120,000	109,500
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29		60,000	59,175
Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28		120,000	116,604
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		212,000	167,480

			3,331,573
Energy (7.7%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		34,000	33,915
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24		368,000	228,160
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		68,000	64,600
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		192,000	185,280
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		302,000	292,940
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		64,000	65,459
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		68,000	61,540
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		163,000	140,995
California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20		93,000	81,840
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		215,000	145,663
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		99,000	98,505
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		165,000	155,768
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27		54,000	45,360
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25		218,000	192,385
Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		26,000	22,425
Comstock Escrow Corp. 144A sr. unsec. notes 9.75%, 8/15/26		170,000	143,650
Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24		498,000	471,441
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		353,000	303,580
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25		140,000	126,000
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25		180,000	175,950
Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21		27,000	19,643
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		227,000	211,110
Denbury Resources, Inc. 144A notes 7.50%, 2/15/24		58,000	46,690
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		317,000	309,075
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24		65,000	62,725
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		224,000	228,480
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26		60,000	61,050
Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		105,000	77,700
EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20		99,000	74,250
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24		249,000	110,805
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25		90,000	37,125
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24		45,000	33,525
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26		125,000	110,625
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		245,000	237,038
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		227,000	220,190
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		172,000	147,920
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		22,000	21,010
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		34,000	32,130
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		220,000	223,300
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		205,000	155,199
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		20,000	15,874
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		96,000	97,200
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		144,000	141,120
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		55,000	52,250
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		56,000	42,420
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		86,000	73,315
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		33,000	30,690
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		191,000	180,018
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		125,000	105,625
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		925,000	935,304
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	196,872
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		4,416,000	4,537,440
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		360,000	364,500
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		222,000	227,273
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		475,000	446,500
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		664,000	634,120
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		399,000	58,853
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		824,000	122,426
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.375%, 3/13/22 (Mexico)		269,000	265,676
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/24/22 (Mexico)		941,000	916,064
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)		2,171,000	1,871,402
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22		85,000	86,746
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		175,000	182,587
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24		250,000	198,750
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		58,000	49,300
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		20,000	2
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		50,000	44,250
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		72,000	62,640
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		96,000	90,720
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28		125,000	120,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27		95,000	89,063
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		130,000	117,650
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		95,000	91,675
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		30,000	29,850
Transocean, Inc. 144A company guaranty sr. unsec. notes 7.50%, 1/15/26		160,000	140,400
Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)		217,000	218,845
USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26		110,000	105,600
Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)		22,000	20,625
Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23		33,000	19,800
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26		85,000	72,888
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		27,000	28,215
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		106,000	95,930
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		145,000	141,013

			18,776,537
Financials (2.9%)
Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		336,000	327,600
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		96,000	94,560
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		899,000	894,505
Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)		200,000	183,614
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		75,000	78,129
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		79,000	77,420
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		242,000	236,555
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		34,000	33,533
CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20		105,000	98,175
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		304,000	289,560
Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)		200,000	219,401
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		160,000	148,800
Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)		75,000	72,066
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		110,000	94,050
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		261,000	223,808
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		115,000	114,138
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		79,000	78,132
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		95,000	96,188
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		156,000	140,790
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		95,000	94,050
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		95,000	93,813
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20		23,000	22,971
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		215,000	210,700
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		15,000	15,469
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.017%, 6/26/24 (Italy)		200,000	180,000
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		165,000	159,638
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		55,000	51,420
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		200,000	187,500
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		50,000	43,750
Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	100,000	115,527
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		$48,000	46,800
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		170,000	153,000
Royal Bank of Scotland Group PLC unsec. sub. bonds 5.125%, 5/28/24 (United Kingdom)		100,000	96,957
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		60,000	53,550
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		332,000	297,140
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22		74,000	71,759
Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19		55,000	55,131
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		150,000	135,000
Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20		185,000	173,669
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		233,000	187,495
Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)		354,000	357,540
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		140,000	128,534
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		200,000	199,000
Wand Merger Corp. 144A sr. unsec. notes 9.125%, 7/15/26		35,000	33,950
Wand Merger Corp. 144A sr. unsec. notes 8.125%, 7/15/23		115,000	112,413
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25		236,000	209,450

			6,987,250
Health care (2.5%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		205,000	171,175
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		135,000	71,550
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	100,000	108,059
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$40,000	37,300
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		115,000	114,425
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		265,000	231,213
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23		154,000	142,450
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21		27,000	26,595
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		160,000	161,600
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		125,000	125,625
BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21		189,000	176,243
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		175,000	179,156
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		130,000	128,375
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		60,000	58,350
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		408,000	370,790
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		369,000	167,895
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		190,000	138,700
Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23		165,000	124,575
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		363,000	360,278
HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20		283,000	290,075
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		55,000	58,300
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		160,000	153,120
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		185,000	197,950
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		143,000	99,028
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		120,000	115,800
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		30,000	27,375
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22		240,000	216,000
Service Corp. International sr. unsec. notes 5.375%, 1/15/22		249,000	249,623
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		45,000	42,300
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		498,000	493,020
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		96,000	91,920
Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		231,000	233,888
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		81,000	81,203
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		200,000	193,788
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		200,000	192,643
Unilabs Subholding AB company guaranty sr. unsec. notes Ser. REGS, 5.75%, 5/15/25 (Sweden)	EUR	100,000	103,129
Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		$140,000	140,000
Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		125,000	120,938
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		75,000	72,188
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		45,000	43,425

			6,110,067
Technology (1.3%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/19		571,000	—
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		219,000	200,385
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		400,000	401,809
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		131,000	133,293
Energizer Gamma Acquisition, Inc. 144A company guaranty sr. unsec. notes 6.375%, 7/15/26		45,000	41,288
First Data Corp. 144A notes 5.75%, 1/15/24		343,000	334,425
First Data Corp. 144A sr. notes 5.375%, 8/15/23		165,000	162,113
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		190,000	148,200
Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)		254,000	247,015
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		228,000	220,510
Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20		57,000	57,171
Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26		50,000	47,750
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		378,000	402,570
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		355,000	328,375
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		353,000	328,290
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		180,000	156,150

			3,209,344
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		229,000	229,573

			229,573
Utilities and power (1.1%)
AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25		665,000	660,013
AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23		70,000	68,425
AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23		60,000	58,500
AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27		163,000	156,480
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		252,000	230,580
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		86,000	78,475
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		35,000	34,300
Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24		143,000	150,865
Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		78,000	84,240
Energy Transfer LP sr. sub. notes 5.875%, 1/15/24		164,000	166,870
Energy Transfer LP sr. sub. notes 5.50%, 6/1/27		337,000	328,575
GenOn Energy, Inc. sr. unsec. notes 9.875%, 10/15/20		142,000	54,347
GenOn Energy, Inc./NRG Americas, Inc. company guaranty sub. FRN (BBA LIBOR USD 3 Month + 6.50%), 9.392%, 12/1/23		30,785	30,169
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		122,000	127,033
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		176,000	177,320
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		55,000	52,800
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		90,000	270
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		168,000	161,700

			2,620,962

Total corporate bonds and notes (cost $83,926,558)			$78,189,001

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (11.5%)(a)
		Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		$750,000	$570,000
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		2,125,000	2,053,959
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		400,000	286,000
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina)		75,000	61,500
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 52.516%, 5/31/22 (Argentina)	ARS	7,745,000	199,486
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$2,140,000	1,530,100
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)		1,024,000	1,003,725
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		2,576,000	2,140,227
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		1,460,000	1,189,900
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)		547,000	481,360
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		170,000	175,100
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		105,000	119,569
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		550,000	576,813
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		725,000	716,663
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 5.577%, 2/21/23 (Egypt)		315,000	298,463
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		890,000	807,675
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		300,000	274,500
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	446,000	481,422
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece)(STP)	EUR	3,716,744	4,193,261
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	2,427,822	2,755,417
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		$1,020,000	1,032,750
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		360,000	354,150
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		200,000	202,500
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		650,000	641,063
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		560,000	540,400
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Ivory Coast)		375,000	336,094
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		1,300,000	1,191,125
Russia (Federation of) sr. unsec. unsub. notes Ser. REGS, 4.50%, 4/4/22 (Russia)		1,400,000	1,415,750
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		200,000	202,333
Senegal (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.25%, 7/30/24 (Senegal)	EUR	400,000	388,500
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		$360,000	336,059
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)		1,115,000	1,078,532
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela)(In default)(NON)		798,000	176,558
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela)(In default)(NON)		371,000	76,983
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		1,292,000	297,160

Total foreign government and agency bonds and notes (cost $30,325,919)			$28,185,097

PURCHASED SWAP OPTIONS OUTSTANDING (3.4%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Barclays Bank PLC
2.92/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.92		$17,640,400	$327,406
2.855/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.855		17,640,400	233,735
Citibank, N.A.
2.88/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.88		30,865,500	473,477
2.84/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.84		17,640,400	200,748
2.86/3 month USD-LIBOR-BBA/Jan-20	Jan-19/2.86		35,280,800	43,748
(3.23)/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.23		6,802,700	7
(3.29)/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.29		6,802,700	7
Goldman Sachs International
3.0375/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.0375		38,330,000	1,100,838
3.2775/3 month USD-LIBOR-BBA/Jan-20	Jan-19/3.2775		54,421,700	374,421
2.99375/3 month USD-LIBOR-BBA/Jan-20	Jan-19/2.99375		54,421,700	128,979
0.025/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.025	EUR	33,740,500	107,470
2.897/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.897		$23,520,500	91,730
-0.065/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/-0.065	EUR	33,740,500	59,534
2.9215/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.9215		$23,520,500	50,804
(1.523)/6 month EUR-EURIBOR-Reuters/Feb-49	Feb-19/1.523	EUR	3,244,200	7,880
(2.897)/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.897		$23,520,500	6,351
(2.9215)/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.9215		23,520,500	4,704
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		11,760,300	717,496
2.88/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.88		30,865,500	489,218
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		9,408,200	394,956
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	7,733,000	374,782
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	3,085,000	313,028
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		$11,760,300	311,766
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		3,169,000	213,020
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		3,169,000	208,393
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		3,169,000	157,975
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		3,169,000	154,299
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		9,408,200	102,079
(1.545)/3 month GBP-LIBOR-BBA/Feb-29	Feb-19/1.545	GBP	6,488,300	43,914
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095		$23,520,500	31,517
(3.25)/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.25		27,210,900	27
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,150,300	373,909
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,150,300	373,594
3.02/3 month USD-LIBOR-BBA/Aug-20	Aug-19/3.02		79,389,400	334,229
2.80/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.80		8,435,000	75,915
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975		23,520,500	31,047
(3.098)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/3.098		14,112,300	13,689
UBS AG
2.9125/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.9125		11,760,300	209,333
2.8525/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.8525		11,760,300	150,532

Total purchased swap options outstanding (cost $5,578,056)				$8,286,557

PURCHASED OPTIONS OUTSTANDING (0.7%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jun-19/$1.34	8,440,465	GBP	6,622,050	$140,601
Citibank, N.A.
USD/JPY (Put)	Jan-19/JPY 108.00	17,163,600		17,163,600	84,582
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.00	8,759,000		8,759,000	46,361
JPMorgan Chase Bank N.A.
EUR/NOK (Put)	Mar-19/NOK 9.80	4,186,456	EUR	3,653,900	33,504
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.11	7,000,000		7,000,000	195,216
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.27	7,000,000		7,000,000	184,408
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.42	7,000,000		7,000,000	173,635
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Jan-19/92.26	15,000,000		$15,000,000	361,395
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jan-19/95.81	19,000,000		19,000,000	332,386
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.72	6,000,000		6,000,000	75,126
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.56	6,000,000		6,000,000	83,520
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.41	6,000,000		6,000,000	92,106
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jan-19/98.64	14,000,000		14,000,000	14
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.75	13,000,000		13,000,000	1,703
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.59	13,000,000		13,000,000	1,261
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.44	13,000,000		13,000,000	910

Total purchased options outstanding (cost $1,128,409)					$1,806,728

SENIOR LOANS (1.9%)(a)(c)
	Principal amount	Value
Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.349%, 7/2/22	$44,701	$29,726
Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.682%, 4/28/22	48,873	45,278
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.303%, 4/21/24	83,592	65,739
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.701%, 12/15/24	252,450	243,772
Boyd Gaming Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.466%, 9/15/23	110,000	104,821
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.732%, 6/21/24	215,715	203,959
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.658%, 4/3/24	64,025	60,143
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 7.037%, 11/17/22	155,000	144,150
CCC Information Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 9.095%, 4/27/25	64,000	62,880
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.633%, 5/5/24	85,624	81,771
Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.869%, 6/30/24	133,980	124,350
Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.522%, 10/25/23	184,998	164,833
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.272%, 4/16/21	70,077	69,026
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.272%, 3/31/24	80,756	76,567
HFOTCO, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.28%, 6/26/25	199,000	194,771
iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA LIBOR USD 3 Month + 6.75%), 9.272%, 1/30/19 (In default)(NON)	323,000	213,584
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.604%, 5/21/24	260,000	250,900
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.477%, 10/16/23	79,381	75,015
KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23	69,546	56,680
Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 9.25%, 11/1/24	95,000	93,456
Level 3 Financing, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.754%, 2/22/24	79,000	74,458
Murray Energy Corp. bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 7.25%), 9.777%, 10/17/22	102,210	85,089
Navistar Financial Corp Owner Trust bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.313%, 7/30/25	39,900	38,005
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.89%, 11/6/24	309,520	296,366
Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.63%, 10/25/20	147,943	125,197
Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.772%, 2/28/25	104,213	95,354
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.582%, 11/3/23	127,882	111,833
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.272%, 10/1/25	327,000	304,764
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.207%, 9/7/23	93,523	65,817
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.272%, 2/5/23	141,745	134,870
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.563%, 2/28/26	100,000	91,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 6.063%, 2/28/25	243,811	219,430
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 9.506%, 11/28/22	125,000	124,688
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.522%, 3/28/25	233,175	214,376
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.50%), 5.022%, 6/9/23	174,704	164,604
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.707%, 11/15/23	135,000	122,175
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.349%, 7/24/24	74,248	69,422

Total senior loans (cost $5,129,794)		$4,698,869

CONVERTIBLE BONDS AND NOTES (1.8%)(a)
	Principal amount	Value
Basic materials (—%)
Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20, (Mexico)	$29,000	$28,277
Patrick Industries, Inc. 144A cv. sr. unsec. notes 1.00%, 2/1/23	57,000	42,923

		71,200
Capital goods (0.1%)
Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21	73,000	67,779
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	21,000	11,025
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	36,000	34,977
Kaman Corp. cv. sr. unsec. notes 3.25%, 5/1/24	47,000	50,056

		163,837
Communication services (0.1%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	59,000	47,643
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	14,000	13,632
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/15/23	55,000	65,085
Twilio, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/23	26,000	37,116

		163,476
Consumer cyclicals (0.3%)
Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24	33,932	42,119
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46	52,000	53,167
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	136,000	145,629
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	58,000	59,735
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 2.50%, 3/15/23	59,000	60,076
Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23	31,000	26,824
Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19	31,000	30,922
Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 0.35%, 6/15/20	91,000	122,508
Square, Inc. 144A cv. sr. unsec. notes 0.50%, 5/15/23	94,000	97,816

		638,796
Consumer staples (0.1%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.25%, 5/15/23	29,000	35,057
Etsy, Inc. 144A cv. sr. unsec. notes zero %, 3/1/23	25,000	36,234
IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22	38,000	50,474
Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47	52,000	49,699
Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20	27,000	27,084
Wayfair, Inc. cv. sr. unsec. sub. notes 0.375%, 9/1/22	53,000	56,926

		255,474
Energy (0.1%)
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $24,845) (Cayman Islands)(RES)	35,887	30,504
Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 5.50%, 9/15/26	81,000	65,194
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	52,000	45,714

		141,412
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23,(R)	41,000	39,845
Heritage Insurance Holdings, Inc. cv. company guaranty sr. unsec. bonds 5.875%, 8/1/37	15,000	17,508
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22,(R)	76,000	77,869
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	74,000	66,741
Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19,(R)	43,000	44,196

		246,159
Health care (0.3%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24	87,000	86,513
Clovis Oncology, Inc. cv. sr. unsec. notes 1.25%, 5/1/25	11,000	7,698
DexCom, Inc. 144A cv. sr. unsec. notes 0.75%, 12/1/23	25,000	25,251
Exact Sciences Corp. cv. sr. unsec. notes 1.00%, 1/15/25	43,000	47,218
Illumina, Inc. 144A cv. sr. unsec. notes zero %, 8/15/23	100,000	102,575
Insmed, Inc. cv. sr. unsec. sub. notes 1.75%, 1/15/25	38,000	27,065
Insulet Corp. 144A cv. sr. unsec. notes 1.375%, 11/15/24	44,000	46,729
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21, (Ireland)	101,000	97,821
Ligand Pharmaceuticals, Inc. 144A cv. sr. sub. unsec. notes 0.75%, 5/15/23	39,000	34,535
Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22	99,000	84,936
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	25,000	29,843
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22	61,000	60,504
Supernus Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.625%, 4/1/23	47,000	44,180
Teladoc, Inc. 144A cv. sr. unsec. notes 1.375%, 5/15/25	48,000	56,220
Wright Medical Group, Inc. 144A cv. company guaranty sr. unsec. notes 1.625%, 6/15/23	63,000	64,156

		815,244
Technology (0.6%)
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.125%, 5/1/25	66,000	60,525
Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22	27,000	32,165
Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19	6,000	8,519
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 1/15/23	30,000	45,244
Cypress Semiconductor Corp. cv. sr. unsec. notes 2.00%, 2/1/23, (acquired11/13/2018, cost $12,993)(RES)	13,000	12,399
Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22	27,000	47,567
HubSpot, Inc. cv. sr. unsec. notes 0.25%, 6/1/22	40,000	57,138
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	40,000	36,978
J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29	44,000	50,451
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	172,000	168,008
Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43	33,000	36,581
New Relic, Inc. 144A cv. sr. unsec. notes 0.50%, 5/1/23	35,000	34,953
Nice Systems, Inc. cv. company guaranty sr. unsec. notes 1.25%, 1/15/24	51,000	69,679
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	52,000	45,802
Nutanix, Inc. 144A cv. sr. unsec. notes zero %, 1/15/23	48,000	52,443
Okta, Inc. 144A cv. sr. unsec. notes 0.25%, 2/15/23	40,000	58,550
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	74,000	79,417
OSI Systems, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/1/22	62,000	57,470
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.75%, 7/1/23	110,000	108,789
RealPage, Inc. cv. sr. unsec. notes 1.50%, 11/15/22	74,000	95,705
Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19	18,000	42,751
ServiceNow, Inc. cv. sr. unsec. unsub. notes zero %, 6/1/22	67,000	93,518
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 9/15/25	63,000	61,990
TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20	30,000	34,800
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	66,000	60,194
Vocera Communications, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/23	16,000	21,312
Western Digital Corp. 144A cv. company guaranty sr. unsec. notes 1.50%, 2/1/24	41,000	33,226
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 7/1/23, (Israel)	41,000	38,794
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	63,000	76,969

		1,621,937
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	75,000	71,429

		71,429
Utilities and power (0.1%)
NRG Energy, Inc. 144A cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	114,000	122,764

		122,764

Total convertible bonds and notes (cost $4,674,348)		$4,311,728

COMMON STOCKS (0.1%)(a)
	Shares	Value
Advanz Pharma Corp. (Canada)(NON)	985	$18,498
Avaya Holdings Corp.(NON)	6,298	91,706
Caesars Entertainment Corp.(NON)	3,910	26,549
CHC Group, LLC (acquired 3/23/17, cost $10,107) (Cayman Islands)(RES)(NON)	697	2,788
Halcon Resources Corp.(NON)	11,307	19,222
MWO Holdings, LLC (Units)(F)	73	2,470
Nine Point Energy(F)	648	9,357
Tervita Corp. (Canada)(NON)	191	879
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	9,820	6,874
Tribune Media Co. Class 1C	40,066	26,043

Total common stocks (cost $617,664)		$204,386

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
	Shares	Value
Nine Point Energy 6.75% cv. pfd.	13	$15,293

Total convertible preferred stocks (cost $13,000)		$15,293

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Halcon Resources Corp.	9/9/20	$14.04	3,071	$69

Total warrants (cost $—)				$69

SHORT-TERM INVESTMENTS (9.1%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 2.58%(AFF)	Shares	5,838,071	$5,838,071
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.27%(P)	Shares	610,000	610,000
U.S. Treasury Bills 2.547%, 6/13/19(SEG)(SEGSF)(SEGCCS)		$3,766,000	3,724,628
U.S. Treasury Bills 2.531%, 6/6/19(SEG)(SEGSF)(SEGCCS)(SEGTBA)		1,501,000	1,485,199
U.S. Treasury Bills 2.403%, 3/14/19(SEG)(SEGSF)(SEGCCS)(SEGTBA)		529,000	526,513
U.S. Treasury Bills 2.528%, 6/20/19(SEGSF)(SEGCCS)		572,000	565,441
U.S. Treasury Bills 2.479%, 4/11/19(SEGSF)(SEGCCS)		2,981,000	2,961,305
U.S. Treasury Bills 2.399%, 3/7/19(SEGSF)(SEGCCS)(SEGTBA)		1,549,000	1,542,443
U.S. Treasury Bills 2.342%, 2/14/19(SEGSF)(SEGTBA)		3,245,000	3,235,717
U.S. Treasury Bills 2.345%, 2/7/19(SEGSF)(SEGCCS)		182,000	181,570
U.S. Treasury Bills 2.319%, 1/24/19(SEGSF)(SEGTBA)		757,000	755,944
U.S. Treasury Bills 2.302%, 1/17/19(SEGSF)(SEGTBA)		640,000	639,391
U.S. Treasury Bills 2.260%, 1/10/19(SEGSF)(SEGTBA)		101,000	100,949
U.S. Treasury Bills 2.473%, 4/18/19(SEGTBA)		19,000	18,866

Total short-term investments (cost $22,184,465)			$22,186,037
TOTAL INVESTMENTS

Total investments (cost $344,655,021)			$339,690,686

	FORWARD CURRENCY CONTRACTS at 12/31/18 (aggregate face value $140,010,335) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/16/19	$1,164,611	$1,224,895	$(60,284)
		Brazilian Real	Buy	1/3/19	1,052,033	1,062,100	(10,067)
		Brazilian Real	Sell	1/3/19	1,052,029	1,042,147	(9,882)
		Canadian Dollar	Sell	1/16/19	1,016,930	1,036,539	19,609
		Euro	Sell	3/20/19	1,783,570	1,773,261	(10,309)
		Japanese Yen	Sell	2/20/19	250,946	250,541	(405)
		New Zealand Dollar	Sell	1/16/19	1,015,619	1,016,102	483
		Norwegian Krone	Buy	3/20/19	3,593,133	3,640,334	(47,201)
		South Korean Won	Buy	2/20/19	1,083,707	1,086,831	(3,124)
		South Korean Won	Sell	2/20/19	1,095,686	1,072,676	(23,010)
		Swedish Krona	Sell	3/20/19	848,610	837,064	(11,546)
	Barclays Bank PLC
		Australian Dollar	Buy	1/16/19	1,068,723	1,093,351	(24,628)
		British Pound	Sell	3/20/19	32,879	32,848	(31)
		Canadian Dollar	Buy	1/16/19	1,024,844	1,062,003	(37,159)
		Euro	Sell	3/20/19	2,338,464	2,323,308	(15,156)
		Hong Kong Dollar	Sell	2/20/19	145,384	145,428	44
		Norwegian Krone	Buy	3/20/19	1,235,929	1,263,450	(27,521)
		Singapore Dollar	Buy	2/20/19	1,083,651	1,076,738	6,913
		Singapore Dollar	Sell	2/20/19	1,083,357	1,077,468	(5,889)
		Swedish Krona	Sell	3/20/19	1,800,334	1,783,208	(17,126)
	Citibank, N.A.
		Australian Dollar	Buy	1/16/19	1,326,374	1,353,641	(27,267)
		Canadian Dollar	Buy	1/16/19	2,021,476	2,084,845	(63,369)
		Euro	Sell	3/20/19	339,371	337,099	(2,272)
		Japanese Yen	Sell	2/20/19	544,177	526,124	(18,053)
		Norwegian Krone	Sell	3/20/19	515,989	509,868	(6,121)
		South Korean Won	Buy	2/20/19	1,086,363	1,075,648	10,715
		South Korean Won	Sell	2/20/19	1,084,639	1,083,164	(1,475)
		Swedish Krona	Sell	3/20/19	1,728,155	1,710,683	(17,472)
	Credit Suisse International
		Australian Dollar	Buy	1/16/19	1,186,170	1,210,499	(24,329)
		Canadian Dollar	Buy	1/16/19	984,542	1,082,155	(97,613)
		Euro	Sell	3/20/19	3,846,432	3,824,675	(21,757)
		Japanese Yen	Sell	2/20/19	544,639	528,320	(16,319)
		New Zealand Dollar	Sell	1/16/19	1,046,299	1,030,447	(15,852)
		Swedish Krona	Sell	3/20/19	2,091,536	2,076,486	(15,050)
	Goldman Sachs International
		Australian Dollar	Sell	1/16/19	3,347,500	3,444,788	97,288
		Brazilian Real	Buy	1/3/19	1,991,753	2,003,089	(11,336)
		Brazilian Real	Sell	4/2/19	2,097,152	2,081,268	(15,884)
		Canadian Dollar	Sell	1/16/19	1,036,202	1,096,070	59,868
		Euro	Sell	3/20/19	2,210,235	2,200,836	(9,399)
		New Taiwan Dollar	Buy	2/20/19	1,076,792	1,080,108	(3,316)
		New Taiwan Dollar	Sell	2/20/19	1,085,549	1,079,449	(6,100)
		New Zealand Dollar	Buy	1/16/19	3,753,922	3,969,975	(216,053)
		Norwegian Krone	Buy	3/20/19	5,359,359	5,481,158	(121,799)
		South African Rand	Buy	1/16/19	159,302	219,209	(59,907)
		Swedish Krona	Buy	3/20/19	7,115,182	7,054,783	60,399
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/16/19	5,337,413	5,479,761	(142,348)
		Australian Dollar	Sell	1/16/19	5,342,415	5,396,688	54,273
		British Pound	Buy	3/20/19	2,045,932	2,038,656	7,276
		Canadian Dollar	Sell	1/16/19	1,011,508	1,016,570	5,062
		Chinese Yuan (Offshore)	Buy	2/20/19	1,278,630	1,275,137	3,493
		Euro	Sell	3/20/19	1,269,267	1,256,797	(12,470)
		Japanese Yen	Sell	2/20/19	1,122,741	1,096,956	(25,785)
		Mexican Peso	Sell	1/16/19	35,992	10,919	(25,073)
		New Zealand Dollar	Buy	1/16/19	2,715,478	2,674,101	41,377
		Norwegian Krone	Buy	3/20/19	294,595	327,477	(32,882)
		Swedish Krona	Sell	3/20/19	967,402	951,582	(15,820)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/16/19	720,326	728,781	(8,455)
		British Pound	Buy	3/20/19	1,028,083	1,026,261	1,822
		Canadian Dollar	Sell	1/16/19	1,417,752	1,435,173	17,421
		Euro	Sell	3/20/19	1,725,336	1,712,818	(12,518)
		Japanese Yen	Buy	2/20/19	1,036,349	1,029,154	7,195
		New Zealand Dollar	Buy	1/16/19	69,753	53,243	16,510
		Norwegian Krone	Buy	3/20/19	2,170,335	2,244,659	(74,324)
		Singapore Dollar	Buy	2/20/19	1,083,137	1,077,938	5,199
		Singapore Dollar	Sell	2/20/19	1,087,397	1,072,787	(14,610)
		Swedish Krona	Sell	3/20/19	1,520,666	1,515,149	(5,517)
		Swiss Franc	Buy	3/20/19	95,604	94,516	1,088
	NatWest Markets PLC
		Australian Dollar	Buy	1/16/19	1,671,460	1,718,780	(47,320)
		Canadian Dollar	Buy	1/16/19	481,865	502,055	(20,190)
		Euro	Buy	3/20/19	2,099,071	2,091,513	7,558
		Japanese Yen	Buy	2/20/19	484,025	496,402	(12,377)
		New Zealand Dollar	Sell	1/16/19	2,129,053	2,131,000	1,947
		Norwegian Krone	Sell	3/20/19	515,989	509,857	(6,132)
		Swedish Krona	Sell	3/20/19	1,155,490	1,144,009	(11,481)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/16/19	137,033	156,888	(19,855)
		British Pound	Sell	3/20/19	1,375,426	1,381,305	5,879
		Canadian Dollar	Sell	1/16/19	3,461,504	3,557,059	95,555
		Euro	Sell	3/20/19	4,599,321	4,570,265	(29,056)
		Japanese Yen	Buy	2/20/19	685,097	685,982	(885)
		New Zealand Dollar	Sell	1/16/19	2,151,813	2,128,410	(23,403)
		Norwegian Krone	Buy	3/20/19	753,594	805,003	(51,409)
		Swedish Krona	Sell	3/20/19	1,888,781	1,870,570	(18,211)
	UBS AG
		Australian Dollar	Sell	1/16/19	1,630,808	1,678,141	47,333
		British Pound	Sell	3/20/19	1,505,280	1,515,302	10,022
		Canadian Dollar	Buy	1/16/19	509,637	518,639	(9,002)
		Euro	Sell	3/20/19	1,639,081	1,627,199	(11,882)
		New Zealand Dollar	Sell	1/16/19	447,522	470,999	23,477
		Norwegian Krone	Buy	3/20/19	17,024	17,396	(372)
		Swedish Krona	Sell	3/20/19	345,082	341,674	(3,408)
	WestPac Banking Corp.
		Australian Dollar	Buy	1/16/19	886,739	901,092	(14,353)
		Canadian Dollar	Sell	1/16/19	2,066,614	2,098,208	31,594
		Euro	Sell	3/20/19	517,532	514,572	(2,960)
		New Zealand Dollar	Buy	1/16/19	1,015,015	1,018,213	(3,198)

	Unrealized appreciation						639,400

	Unrealized (depreciation)						(1,729,377)

	Total						$(1,089,977)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-OAT 10 yr (Short)	7	$1,209,454	$1,209,453	Mar-19	$1,988
Euro-Schatz 2 yr (Short)	64	8,208,336	8,208,334	Mar-19	(1,623)
U.K. Gilt 10 yr (Short)	12	1,883,910	1,883,909	Mar-19	5,332
U.S. Treasury Note 2 yr (Long)	67	14,224,938	14,224,938	Mar-19	71,319
U.S. Treasury Note 5 yr (Short)	106	12,156,875	12,156,875	Mar-19	(134,369)
U.S. Treasury Note Ultra 10 yr (Long)	36	4,682,813	4,682,813	Mar-19	103,662

Unrealized appreciation					182,301

Unrealized (depreciation)					(135,992)

Total					$46,309

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/18 (premiums $4,764,907) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Barclays Bank PLC
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813		$27,421,000	$6,855
(2.985)/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.985		17,640,400	425,839
Citibank, N.A.
3.395/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.395		6,802,700	7
3.43/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.43		6,802,700	7
3.33/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.33		6,802,700	7
3.50/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.50		6,802,700	7
3.14/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.14		17,640,400	18
3.095/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.095		15,432,700	309
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663		27,421,000	23,856
(2.77)/3 month USD-LIBOR-BBA/Jan-20	Jan-19/2.77		35,280,800	77,265
(2.945)/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.945		15,432,700	320,074
Goldman Sachs International
3.2975/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.2975		19,165,000	19
0.389/6 month EUR-EURIBOR-Reuters/Feb-24	Feb-19/0.389	EUR	16,220,800	6,505
2.909/3 month USD-LIBOR-BBA/Mar-21	Mar-19/2.909		$23,520,500	10,114
(2.909)/3 month USD-LIBOR-BBA/Mar-21	Mar-19/2.909		23,520,500	141,123
(0.115)/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.115	EUR	33,740,500	164,297
(3.1325)/3 month USD-LIBOR-BBA/Jan-21	Jan-19/3.1325		$54,421,700	501,768
(3.0975)/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.0975		19,165,000	652,185
JPMorgan Chase Bank N.A.
3.26/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.26		5,932,000	6
3.18/3 month USD-LIBOR-BBA/Jan-24	Jan-19/3.18		25,442,100	25
3.095/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.095		15,432,700	1,080
3.14/3 month USD-LIBOR-BBA/Mar-29	Mar-19/3.14		8,435,000	10,966
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77		49,306,000	12,327
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415		47,041,100	24,932
1.71/3 month GBP-LIBOR-BBA/Feb-29	Feb-19/1.71	GBP	12,976,700	30,765
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		$11,760,300	80,911
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		11,760,300	231,796
(2.945)/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.945		15,432,700	324,241
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		11,760,300	483,936
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	8,451,000	619,501
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$11,760,300	739,602
Morgan Stanley & Co. International PLC
2.94/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.94		8,435,000	1,012
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975		47,041,100	25,873
(2.58)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.58		79,389,400	134,962
(2.80)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.80		79,389,400	218,321
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		3,150,300	317,456
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		3,150,300	317,708
UBS AG
(2.9725)/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.9725		11,760,300	270,605

Total				$6,176,280

WRITTEN OPTIONS OUTSTANDING at 12/31/18 (premiums $959,832) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jun-19/$1.44	12,660,666	GBP	$9,933,050	$46,237
Citibank, N.A.
USD/JPY (Put)	Jan-19/JPY 105.00	$17,163,600		17,163,600	21,952
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.20	8,759,000		8,759,000	16,449
JPMorgan Chase Bank N.A.
EUR/NOK (Put)	Mar-19/NOK 9.60	6,279,684	EUR	5,480,850	18,161
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-19/92.26	15,000,000		15,000,000	15
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-19/95.81	19,000,000		19,000,000	19
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Jan-19/98.64	14,000,000		14,000,000	185,878
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.57	7,000,000		7,000,000	163,709
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.72	7,000,000		7,000,000	153,034
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.88	7,000,000		7,000,000	142,429
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.02	7,000,000		7,000,000	132,706
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.18	7,000,000		7,000,000	122,297
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.34	7,000,000		7,000,000	112,028
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.79	6,000,000		6,000,000	71,424
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.95	6,000,000		6,000,000	63,390
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.10	6,000,000		6,000,000	55,668
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.17	6,000,000		6,000,000	52,314
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.33	6,000,000		6,000,000	45,168
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.48	6,000,000		6,000,000	38,496
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.27	13,000,000		13,000,000	637
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.11	13,000,000		13,000,000	455
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.95	13,000,000		13,000,000	312
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.78	13,000,000		13,000,000	208
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.63	13,000,000		13,000,000	143
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.47	13,000,000		13,000,000	91

Total					$1,443,220

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		$6,163,300	$(240,985)	$5,917
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785		3,698,000	(396,795)	(15,458)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		6,163,300	(240,985)	(57,935)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785		3,698,000	(396,795)	(97,553)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	119,084,000	(60,235)	40,004
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	119,084,000	(60,235)	(25,282)
Citibank, N.A.
2.8625/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/2.8625		5,880,100	(33,517)	55,391
3.035/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/3.035		5,880,100	(29,401)	22,815
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	8,051
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		6,163,300	(240,985)	4,931
(3.035)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/3.035		5,880,100	(29,401)	(14,347)
(2.8625)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/2.8625		5,880,100	(33,517)	(25,637)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	(27,871)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		6,163,300	(240,985)	(57,134)
2.9425/3 month USD-LIBOR-BBA/Mar-29 (Written)	Mar-19/2.9425		5,880,100	60,565	40,514
(2.9425)/3 month USD-LIBOR-BBA/Mar-29 (Written)	Mar-19/2.9425		5,880,100	60,565	(77,088)
Goldman Sachs International
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725		1,556,600	(124,761)	9,355
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005		1,556,600	(107,872)	7,005
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	(2,204)
1.234/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.234	GBP	7,938,900	(29,073)	(6,476)
1.18/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.18	GBP	3,969,500	(17,276)	(9,057)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		739,600	$(93,375)	$(15,509)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005		1,556,600	(141,651)	(18,337)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725		1,556,600	(124,761)	(19,208)
(1.98)/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.98	GBP	3,969,500	(21,292)	(20,289)
(2.034)/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/2.034	GBP	7,938,900	(41,297)	(39,869)
3.215/3 month USD-LIBOR-BBA/Nov-53 (Written)	Nov-23/3.215		3,010,400	$350,260	$68,155
(3.215)/3 month USD-LIBOR-BBA/Nov-53 (Written)	Nov-23/3.215		3,010,400	350,260	(107,170)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,230,800	(157,399)	30,361
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		934,000	$(100,218)	$8,443
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,556,600	(89,971)	(2,257)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,556,600	(161,886)	(5,401)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,230,800	(157,399)	(11,803)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		934,000	$(144,396)	$(34,511)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		3,698,000	(516,333)	(129,171)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		3,698,000	(516,333)	(162,231)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	51,012
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		934,000	(143,089)	4,493
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		934,000	(100,498)	(21,501)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	(30,708)
UBS AG
1.72/6 month EUR-EURIBOR-Reuters/Nov-58 (Purchased)	Nov-28/1.72	EUR	1,672,400	(292,251)	29,068
(1.72)/6 month EUR-EURIBOR-Reuters/Nov-58 (Purchased)	Nov-28/1.72	EUR	1,672,400	(292,251)	(11,095)

Unrealized appreciation					385,515

Unrealized (depreciation)					(1,045,102)

Total					$(659,587)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/18 (proceeds receivable $21,213,164) (Unaudited)
Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 4.50%, 1/1/49	$3,000,000	1/14/19	$3,105,469
Federal National Mortgage Association, 3.00%, 1/1/49	19,000,000	1/14/19	18,533,907

Total			$21,639,376

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$10,352,000	$83,427		$(98)	3/21/23	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	$154,230
		4,078,000	55,000	(E)	(46)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	3.11% — Semiannually	54,954
		4,849,000	52,427	(E)	(55)	3/7/28	3 month USD-LIBOR-BBA — Quarterly	3.05125% — Semiannually	52,373
		36,933,000	21,310		(89)	4/25/19	3 month USD-LIBOR-BBA — Quarterly	2.547% — Semiannually	(22,641)
		92,333,000	50,968		(223)	4/26/19	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	(57,054)
		18,467,000	11,376		(45)	5/1/19	3 month USD-LIBOR-BBA — Quarterly	2.5371% — Semiannually	(12,844)
		1,976,000	196,679		(67)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	198,566
		10,666,000	411,132		(141)	11/20/28	3.1475% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(416,600)
		11,760,300	365,475		(167)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(365,641)
		6,491,700	204,183	(E)	(92)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	204,092
		4,113,400	97,298	(E)	(86,548)	3/18/49	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	10,750
		26,571,800	311,475	(E)	221,015	3/18/29	2.85% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(90,460)
		151,131,600	1,604,715	(E)	1,011,217	3/18/24	2.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(593,498)
		232,256,800	564,616	(E)	426,725	3/18/21	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(137,891)
		28,018,000	166,959	(E)	(57,716)	3/20/24	2.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(224,675)
		20,946,000	337,775	(E)	(88,599)	3/20/29	3 month USD-LIBOR-BBA — Quarterly	2.90% — Semiannually	249,177
		5,118,000	25,257		(68)	12/28/28	3 month USD-LIBOR-BBA — Quarterly	2.769% — Semiannually	24,771
		7,858,000	39,824		(104)	12/28/28	2.7705% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(39,286)
		3,768,000	29,568		(50)	12/31/28	3 month USD-LIBOR-BBA — Quarterly	2.80% — Semiannually	29,517
		3,430,000	12,657		(45)	1/3/29	2.755% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(12,702)
	AUD	5,347,000	43,902		(17)	11/3/22	2.427% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(45,547)
	AUD	5,347,000	47,574		(17)	11/15/22	2.4525% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(49,011)
	AUD	6,166,000	105,974	(E)	(54)	3/7/28	3.395% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(106,028)
	AUD	46,107,000	175,465	(E)	19,543	3/20/24	2.35% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(155,922)
	AUD	8,000	65	(E)	(16)	3/20/29	6 month AUD-BBR-BBSW — Semiannually	2.70% — Semiannually	48
	BRL	9,366,135	241,529		(26)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	240,252
	BRL	4,758,157	127,886		(19)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(127,375)
	BRL	5,169,965	87,176		—	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	(86,119)
	CAD	5,244,000	32,811		(17)	11/2/22	3 month CAD-BA-CDOR — Semiannually	2.02% — Semiannually	(34,058)
	CAD	5,244,000	28,559		(17)	11/14/22	3 month CAD-BA-CDOR — Semiannually	2.0525% — Semiannually	(29,415)
	CAD	33,131,000	120,807	(E)	42,933	3/20/24	2.40% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(77,874)
	CAD	5,575,000	23,653	(E)	(17,246)	3/20/29	3 month CAD-BA-CDOR — Semiannually	2.55% — Semiannually	6,406
	CHF	10,680,000	32,739	(E)	(42)	9/21/21	—	0.046% plus 6 month CHF-LIBOR-BBA — Semiannually	(32,780)
	CHF	3,373,000	3,514	(E)	(5,899)	3/20/24	—	0.20% plus 6 month CHF-LIBOR-BBA — Semiannually	(9,413)
	CHF	12,949,000	28,535	(E)	38,838	3/20/29	6 month CHF-LIBOR-BBA — Semiannually	0.35% — Annually	67,374
	EUR	3,849,000	10,037	(E)	(15)	2/18/20	—	0.124% plus 1 Day Euribor rate — Annually	(10,052)
	EUR	3,849,000	10,937	(E)	(15)	2/18/20	—	0.104% plus 1 Day Euribor rate — Annually	(10,952)
	EUR	12,463,000	117,035		(110)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(142,871)
	EUR	3,590,000	83,055	(E)	(31)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(83,085)
	EUR	6,424,000	91,724		(63)	1/24/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.378% — Annually	127,351
	EUR	1,650,000	44,149		(27)	1/24/28	0.976% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(64,235)
	EUR	7,976,000	9,056		(37)	1/24/20	—	0.14% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(7,796)
	EUR	8,024,000	10,747		(38)	1/30/20	—	0.1249% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(10,605)
	EUR	6,456,000	111,472		(65)	1/30/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.4419% — Annually	150,901
	EUR	1,654,000	47,962		(27)	1/30/28	0.9987% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(68,084)
	EUR	16,478,700	329,257		(191)	3/21/23	0.503% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(419,014)
	EUR	3,262,000	98,579	(E)	(45)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(98,624)
	EUR	9,587,000	35,172	(E)	(42)	9/21/21	6 month EUR-EURIBOR-REUTERS — Semiannually	0.354% — Annually	35,130
	EUR	2,554,000	4,170		(11)	10/23/20	0.119% plus 6 month EUR-EURIBOR-REUTERS — Annually	—	(5,008)
	EUR	2,055,000	24,595		(19)	10/23/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.385% — Annually	27,467
	EUR	527,000	12,907		(8)	10/23/28	1.009% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(14,363)
	EUR	44,105,000	131,892	(E)	(6,918)	3/20/24	6 month EUR-EURIBOR-REUTERS — Semiannually	0.30% — Annually	124,973
	EUR	40,586,000	226,694	(E)	(8,433)	3/20/29	6 month EUR-EURIBOR-REUTERS — Semiannually	0.90% — Annually	218,261
	GBP	1,747,000	66,820	(E)	(32)	1/19/32	1.912% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(66,852)
	GBP	7,946,000	17,744		(24)	9/15/19	6 month GBP-LIBOR-BBA — Semiannually	0.766% — Semiannually	(21,536)
	GBP	1,589,000	47,687	(E)	(19)	9/22/32	1.863% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(47,706)
	GBP	7,946,000	21,795		9,866	12/20/19	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	(12,535)
	GBP	6,512,000	31,715	(E)	(15,905)	3/20/24	6 month GBP-LIBOR-BBA — Semiannually	1.40% — Semiannually	15,810
	GBP	13,351,000	161,782	(E)	(91,946)	3/20/29	6 month GBP-LIBOR-BBA — Semiannually	1.55% — Semiannually	69,837
	HKD	291,326,000	31,400		(71)	4/23/19	1.955% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	42,292
	HKD	72,942,000	7,555		(22)	4/24/19	1.965% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	10,068
	HKD	291,769,000	30,069		(89)	4/24/19	1.96625% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	40,035
	HKD	364,527,000	37,521		(112)	4/25/19	1.972% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	51,771
	HKD	145,885,000	15,743		(45)	4/27/19	1.96% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	21,640
	JPY	511,900,000	73,629		(30)	2/19/20	6 month JPY-LIBOR-BBA — Semiannually	1.3975% — Semiannually	96,454
	JPY	351,000,000	10,277		(13)	12/19/22	6 month JPY-LIBOR-BBA — Semiannually	0.09% — Semiannually	10,370
	JPY	176,000,000	22,380		(12)	12/19/27	0.29% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(22,558)
	JPY	351,000,000	16,060		(26)	1/15/23	6 month JPY-LIBOR-BBA — Semiannually	0.135% — Semiannually	17,763
	JPY	176,000,000	32,960		(21)	1/15/28	0.365% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(35,508)
	JPY	351,000,000	17,943		(26)	2/16/23	6 month JPY-LIBOR-BBA — Semiannually	0.148% — Semiannually	19,314
	JPY	176,000,000	32,897		(22)	2/16/28	0.366% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(34,911)
	MXN	40,660,000	137,311		—	10/6/21	1 month MXN-TIIE-BANXICO — 28 Days	5.93% — 28 Days	(140,977)
	MXN	9,710,000	17,680		(6)	12/24/26	8.12% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	17,750
	MXN	11,645,000	18,502		(7)	1/7/27	8.20% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	18,528
	MXN	16,450,000	25,733		(7)	6/26/23	1 month MXN-TIIE-BANXICO — 28 Days	7.77% — 28 Days	(25,940)
	NOK	178,427,000	23,030	(E)	(26,157)	3/20/24	1.85% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(49,186)
	NOK	36,681,000	11,450	(E)	5,486	3/20/29	6 month NOK-NIBOR-NIBR — Semiannually	2.15% — Annually	16,936
	NZD	27,828,000	94,287	(E)	(10,839)	3/20/24	2.35% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(105,126)
	NZD	30,000	123	(E)	50	3/20/29	3 month NZD-BBR-FRA — Quarterly	2.75% — Semiannually	172
	SEK	80,438,000	8,395		(21)	11/10/19	—	0.245% plus 3 month SEK-STIBOR-SIDE — Quarterly	5,548
	SEK	16,480,000	18,105		(14)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.125% — Annually	22,064
	SEK	80,438,000	8,468		(21)	11/10/19	—	0.246% plus 3 month SEK-STIBOR-SIDE — Quarterly	5,633
	SEK	16,480,000	18,903		(14)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	22,874
	SEK	80,438,000	6,553		(22)	11/13/19	—	0.2225% plus 3 month SEK-STIBOR-SIDE — Quarterly	3,482
	SEK	16,480,000	23,522		(14)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	27,488
	SEK	16,480,000	23,122		(14)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	27,082
	SEK	80,438,000	7,143		(22)	11/13/19	—	0.23% plus 3 month SEK-STIBOR-SIDE — Quarterly	4,161
	SEK	16,495,000	48,663		(27)	1/24/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3325% — Annually	73,931
	SEK	63,575,000	72,477		(64)	1/24/23	0.6075% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(120,567)
	SEK	78,585,000	168		(37)	1/24/20	0.0925% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	120
	SEK	77,402,000	873		(37)	1/30/20	0.085% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	1,270
	SEK	62,672,000	89,204		(64)	1/30/23	0.66875% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(139,337)
	SEK	16,322,000	55,416		(27)	1/30/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3775% — Annually	80,603
	SEK	23,558,000	36,505		(24)	2/5/23	0.6975% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(55,516)
	SEK	26,522,000	688		(11)	10/23/20	3 month SEK-STIBOR-SIDE — Quarterly	0.035% — Annually	3,871
	SEK	21,611,000	22,194		(19)	10/23/23	0.6625% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(27,643)
	SEK	5,501,000	12,816		(8)	10/23/28	3 month SEK-STIBOR-SIDE — Quarterly	1.325% — Annually	14,949
	SEK	197,989,000	20,842	(E)	(33,124)	3/20/24	0.55% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(12,283)
	SEK	11,759,000	3,089	(E)	4,034	3/20/29	3 month SEK-STIBOR-SIDE — Quarterly	1.15% — Annually	946
	ZAR	34,635,000	13,274		(18)	1/25/21	3 month ZAR-JIBAR-SAFEX — Quarterly	7.06% — Quarterly	(13,097)
	ZAR	13,265,000	12,326		(15)	1/25/28	7.92% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	10,744

	Total				$1,327,041				$(1,862,702)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$502,043	$505,663	$—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	$3,985
84,594	85,204	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	671
56,354	56,761	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	447
388,205	389,488	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	1,646
6,211,363	6,243,385	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	39,121
754,725	755,170	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,311
101,165	101,150	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	100
224,646	226,414	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(2,117)
3,822,214	3,856,053	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(40,308)
27,344	26,172	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	961
51,001	48,225	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,364)
158,589	151,312	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,930
317,883	303,297	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	11,885
191,847	180,700	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	9,313
65,658	63,994	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,032)
50,131	48,860	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(788)
39,547	38,545	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(621)
46,497	45,409	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(571)
84,967	83,157	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(850)
12,188	11,928	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(122)
5,671	5,550	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(57)
Citibank, N.A.
827,101	831,365	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	5,209
385,925	387,915	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,431
77,251	77,650	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	487
Credit Suisse International
330,840	332,546	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,084
114,959	112,046	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,806)
258,631	260,921	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,727)
107,052	100,281	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(5,973)
96,543	92,406	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3,393)
59,050	56,520	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,075)
36,946	35,135	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,531)
32,293	30,909	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,135)
416,517	397,584	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(15,557)
107,659	102,765	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,021)
43,044	41,069	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,609)
208,014	198,469	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	7,777
119,645	112,693	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	5,808
132,628	124,922	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	6,438
110,480	107,680	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,736)
Deutsche Bank AG
258,631	260,921	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,727)
Goldman Sachs International
11,574	11,676	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(122)
30,842	31,115	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(325)
66,759	67,350	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(704)
125,436	126,547	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,323)
150,491	151,823	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,587)
177,712	179,285	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,874)
243,437	245,592	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,567)
176,570	173,570	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	1,718
263,884	250,948	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(10,937)
208,516	198,294	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(8,643)
96,464	91,735	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3,998)
120,364	115,207	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	4,230
565,162	539,473	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(21,109)
295,370	279,293	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(13,690)
257,297	243,292	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(11,925)
126,603	119,712	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,868)
126,603	119,712	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,868)
106,839	101,983	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,991)
72,354	68,210	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,504)
472,826	451,131	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	17,679
115,519	108,973	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(5,531)
190,639	179,562	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	9,254
64,182	62,679	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(788)
62,067	60,614	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(762)
31,034	30,307	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(381)
29,522	28,831	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(362)
3,463	3,382	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(42)
28,035	27,438	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(281)
2,105	2,060	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(21)
JPMorgan Chase Bank N.A.
372,569	355,473	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(13,930)
326,376	311,400	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(12,203)
213,068	203,291	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,966)
202,255	192,975	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,562)
190,639	179,562	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	9,254
JPMorgan Securities LLC
248,066	241,779	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	3,898
40,177	38,456	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,412
605,809	576,113	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	25,110
265,705	254,339	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(9,206)
856,874	810,233	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	39,714

Upfront premium received		—	Unrealized appreciation			217,873

Upfront premium (paid)		—	Unrealized (depreciation)			(250,190)

	Total	$—			Total	$(32,317)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	7,997,000	$197,765	$—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$197,765
EUR	4,998,000	113,367	(121)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	113,246
EUR	3,999,000	107,348	(97)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	107,252
EUR	2,999,000	65,183	(72)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	65,111
EUR	2,999,000	29,819	(39)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(29,857)
EUR	3,999,000	50,364	(51)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(50,415)
EUR	4,998,000	54,356	(64)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(54,420)
EUR	7,997,000	79,806	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(79,806)
EUR	6,434,000	123,963	(75)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(124,039)
EUR	6,434,000	125,423	(75)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(125,498)
EUR	6,434,000	125,917	(76)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(125,993)
EUR	6,434,000	126,403	(76)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(126,479)
GBP	1,121,000	24,943	(26)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(24,969)
GBP	2,402,000	57,445	(56)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(57,500)
GBP	3,123,000	62,224	(72)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(62,297)
GBP	4,484,000	132,698	(107)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(132,804)
GBP	4,004,000	65,733	(85)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	65,648
	$3,599,000	79,462	(39)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	79,423
	3,599,000	79,401	(39)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	79,362
	3,232,000	35,975	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	35,975
	3,719,000	28,209	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	28,209
	3,719,000	3,232	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(3,232)
	3,232,000	8,368	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(8,368)
	3,599,000	37,664	(22)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(37,686)
	3,599,000	39,715	(22)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(39,737)

Total			$(1,214)				$(311,109)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$4,375	$64,000	$10,323	5/11/63	300 bp — Monthly	$(5,911)
	CMBX NA BBB-.6 Index	BBB-/P	8,497	141,000	22,743	5/11/63	300 bp — Monthly	(14,164)
	CMBX NA BBB-.6 Index	BBB-/P	17,409	282,000	45,487	5/11/63	300 bp — Monthly	(27,913)
	CMBX NA BBB-.6 Index	BBB-/P	16,587	291,000	46,938	5/11/63	300 bp — Monthly	(30,182)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB/P	28,424	150,000	42,165	5/11/63	500 bp — Monthly	(13,595)
	CMBX NA BB.6 Index	BB/P	150,632	612,000	172,033	5/11/63	500 bp — Monthly	(20,806)
	CMBX NA BB.7 Index	BB/P	38,946	303,000	55,146	1/17/47	500 bp — Monthly	(15,906)
	CMBX NA BBB-.6 Index	BBB-/P	1,286	12,000	1,936	5/11/63	300 bp — Monthly	(642)
	CMBX NA BBB-.6 Index	BBB-/P	1,274	12,000	1,936	5/11/63	300 bp — Monthly	(654)
	CMBX NA BBB-.6 Index	BBB-/P	4,200	44,000	7,097	5/11/63	300 bp — Monthly	(2,871)
	CMBX NA BBB-.6 Index	BBB-/P	6,980	53,000	8,549	5/11/63	300 bp — Monthly	(1,538)
	CMBX NA BBB-.6 Index	BBB-/P	7,551	66,000	10,646	5/11/63	300 bp — Monthly	(3,056)
	CMBX NA BBB-.6 Index	BBB-/P	9,240	84,000	13,549	5/11/63	300 bp — Monthly	(4,260)
	CMBX NA BBB-.6 Index	BBB-/P	13,861	126,000	20,324	5/11/63	300 bp — Monthly	(6,390)
	CMBX NA BBB-.6 Index	BBB-/P	15,245	132,000	21,292	5/11/63	300 bp — Monthly	(5,970)
	CMBX NA BBB-.6 Index	BBB-/P	14,147	137,000	22,098	5/11/63	300 bp — Monthly	(7,871)
	CMBX NA BBB-.6 Index	BBB-/P	17,688	158,000	25,485	5/11/63	300 bp — Monthly	(7,705)
	CMBX NA BBB-.6 Index	BBB-/P	32,324	293,000	47,261	5/11/63	300 bp — Monthly	(14,766)
	CMBX NA BBB-.6 Index	BBB-/P	137,311	935,000	150,816	5/11/63	300 bp — Monthly	(12,959)
	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	20,776	134,000	21,614	5/11/63	300 bp — Monthly	(760)
	CMBX NA BBB-.6 Index	BBB-/P	34,516	247,000	39,841	5/11/63	300 bp — Monthly	(5,181)
	CMBX NA BBB-.6 Index	BBB-/P	38,364	263,000	42,422	5/11/63	300 bp — Monthly	(3,904)
	CMBX NA BBB-.6 Index	BBB-/P	76,729	526,000	84,844	5/11/63	300 bp — Monthly	(7,808)
	CMBX NA BBB-.6 Index	BBB-/P	2,822	29,000	4,678	5/11/63	300 bp — Monthly	(1,839)
	CMBX NA BBB-.6 Index	BBB-/P	3,356	30,000	4,839	5/11/63	300 bp — Monthly	(1,465)
	CMBX NA BBB-.6 Index	BBB-/P	3,502	35,000	5,646	5/11/63	300 bp — Monthly	(2,123)
	CMBX NA BBB-.6 Index	BBB-/P	5,453	54,000	8,710	5/11/63	300 bp — Monthly	(3,226)
	CMBX NA BBB-.6 Index	BBB-/P	9,884	72,000	11,614	5/11/63	300 bp — Monthly	(1,688)
	CMBX NA BBB-.6 Index	BBB-/P	8,536	90,000	14,517	5/11/63	300 bp — Monthly	(5,928)
	CMBX NA BBB-.6 Index	BBB-/P	11,795	99,000	15,969	5/11/63	300 bp — Monthly	(4,116)
	CMBX NA BBB-.6 Index	BBB-/P	10,100	103,000	16,614	5/11/63	300 bp — Monthly	(6,454)
	CMBX NA BBB-.6 Index	BBB-/P	10,819	114,000	18,388	5/11/63	300 bp — Monthly	(7,503)
	CMBX NA BBB-.6 Index	BBB-/P	21,326	126,000	20,324	5/11/63	300 bp — Monthly	1,075
	CMBX NA BBB-.6 Index	BBB-/P	13,603	142,000	22,905	5/11/63	300 bp — Monthly	(9,219)
	CMBX NA BBB-.6 Index	BBB-/P	18,678	166,000	26,776	5/11/63	300 bp — Monthly	(8,001)
	CMBX NA BBB-.6 Index	BBB-/P	22,319	203,000	32,744	5/11/63	300 bp — Monthly	(10,306)
	CMBX NA BBB-.6 Index	BBB-/P	36,978	292,000	47,100	5/11/63	300 bp — Monthly	(9,951)
	CMBX NA BBB-.6 Index	BBB-/P	41,680	359,000	57,907	5/11/63	300 bp — Monthly	(16,018)
	CMBX NA BBB-.6 Index	BBB-/P	55,222	366,000	59,036	5/11/63	300 bp — Monthly	(3,601)
	CMBX NA BBB-.6 Index	BBB-/P	51,002	445,000	71,779	5/11/63	300 bp — Monthly	(20,517)
	CMBX NA BBB-.6 Index	BBB-/P	53,345	465,000	75,005	5/11/63	300 bp — Monthly	(21,388)
	CMBX NA BBB-.6 Index	BBB-/P	63,423	574,000	92,586	5/11/63	300 bp — Monthly	(28,828)
	CMBX NA BBB-.6 Index	BBB-/P	82,454	780,000	125,814	5/11/63	300 bp — Monthly	(42,905)
	CMBX NA BBB-.6 Index	BBB-/P	137,903	914,000	147,428	5/11/63	300 bp — Monthly	(8,992)
	CMBX NA BBB-.6 Index	BBB-/P	106,372	983,000	158,558	5/11/63	300 bp — Monthly	(51,613)
	CMBX NA BBB-.6 Index	BBB-/P	134,691	1,219,000	196,625	5/11/63	300 bp — Monthly	(61,223)
	CMBX NA BBB-.6 Index	BBB-/P	178,053	1,637,000	264,048	5/11/63	300 bp — Monthly	(85,040)
	CMBX NA BBB-.6 Index	BBB-/P	399,884	3,740,000	603,262	5/11/63	300 bp — Monthly	(201,197)
	CMBX NA BBB-.7 Index	BBB-/P	51,226	780,000	66,378	1/17/47	300 bp — Monthly	(14,697)
	CMBX NA BBB-.7 Index	BBB-/P	325,743	4,407,000	375,036	1/17/47	300 bp — Monthly	(46,722)
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	6,450	46,000	7,420	5/11/63	300 bp — Monthly	(943)
	CMBX NA BBB-.6 Index	BBB-/P	6,945	66,000	10,646	5/11/63	300 bp — Monthly	(3,662)
	CMBX NA BBB-.6 Index	BBB-/P	8,625	78,000	12,581	5/11/63	300 bp — Monthly	(3,911)
	CMBX NA BBB-.6 Index	BBB-/P	6,758	78,000	12,581	5/11/63	300 bp — Monthly	(5,778)
	CMBX NA BBB-.6 Index	BBB-/P	7,858	91,000	14,678	5/11/63	300 bp — Monthly	(6,767)
	CMBX NA BBB-.6 Index	BBB-/P	14,022	103,000	16,614	5/11/63	300 bp — Monthly	(2,532)
	CMBX NA BBB-.6 Index	BBB-/P	12,871	115,000	18,550	5/11/63	300 bp — Monthly	(5,611)
	CMBX NA BBB-.6 Index	BBB-/P	10,295	122,000	19,679	5/11/63	300 bp — Monthly	(9,312)
	CMBX NA BBB-.6 Index	BBB-/P	9,733	123,000	19,840	5/11/63	300 bp — Monthly	(10,035)
	CMBX NA BBB-.6 Index	BBB-/P	14,645	131,000	21,130	5/11/63	300 bp — Monthly	(6,409)
	CMBX NA BBB-.6 Index	BBB-/P	15,457	133,000	21,453	5/11/63	300 bp — Monthly	(5,919)
	CMBX NA BBB-.6 Index	BBB-/P	22,777	137,000	22,098	5/11/63	300 bp — Monthly	758
	CMBX NA BBB-.6 Index	BBB-/P	23,502	157,000	25,324	5/11/63	300 bp — Monthly	(1,730)
	CMBX NA BBB-.6 Index	BBB-/P	23,233	158,000	25,485	5/11/63	300 bp — Monthly	(2,160)
	CMBX NA BBB-.6 Index	BBB-/P	18,496	166,000	26,776	5/11/63	300 bp — Monthly	(8,183)
	CMBX NA BBB-.6 Index	BBB-/P	18,286	169,000	27,260	5/11/63	300 bp — Monthly	(8,875)
	CMBX NA BBB-.6 Index	BBB-/P	18,357	169,000	27,260	5/11/63	300 bp — Monthly	(8,804)
	CMBX NA BBB-.6 Index	BBB-/P	20,534	175,000	28,228	5/11/63	300 bp — Monthly	(7,591)
	CMBX NA BBB-.6 Index	BBB-/P	15,274	181,000	29,195	5/11/63	300 bp — Monthly	(13,816)
	CMBX NA BBB-.6 Index	BBB-/P	15,166	183,000	29,518	5/11/63	300 bp — Monthly	(14,245)
	CMBX NA BBB-.6 Index	BBB-/P	24,103	216,000	34,841	5/11/63	300 bp — Monthly	(10,612)
	CMBX NA BBB-.6 Index	BBB-/P	24,103	216,000	34,841	5/11/63	300 bp — Monthly	(10,612)
	CMBX NA BBB-.6 Index	BBB-/P	11,095	226,000	36,454	5/11/63	300 bp — Monthly	(25,227)
	CMBX NA BBB-.6 Index	BBB-/P	16,691	245,000	39,519	5/11/63	300 bp — Monthly	(22,685)
	CMBX NA BBB-.6 Index	BBB-/P	40,089	266,000	42,906	5/11/63	300 bp — Monthly	(2,662)
	CMBX NA BBB-.6 Index	BBB-/P	13,211	271,000	43,712	5/11/63	300 bp — Monthly	(30,343)
	CMBX NA BBB-.6 Index	BBB-/P	13,442	271,000	43,712	5/11/63	300 bp — Monthly	(30,112)
	CMBX NA BBB-.6 Index	BBB-/P	14,449	277,000	44,680	5/11/63	300 bp — Monthly	(30,070)
	CMBX NA BBB-.6 Index	BBB-/P	36,039	296,000	47,745	5/11/63	300 bp — Monthly	(11,533)
	CMBX NA BBB-.6 Index	BBB-/P	33,021	305,000	49,197	5/11/63	300 bp — Monthly	(15,998)
	CMBX NA BBB-.6 Index	BBB-/P	32,527	324,000	52,261	5/11/63	300 bp — Monthly	(19,546)
	CMBX NA BBB-.6 Index	BBB-/P	47,211	452,000	72,908	5/11/63	300 bp — Monthly	(25,433)
	CMBX NA BBB-.6 Index	BBB-/P	71,741	605,000	97,587	5/11/63	300 bp — Monthly	(25,492)
	CMBX NA BBB-.6 Index	BBB-/P	71,494	605,000	97,587	5/11/63	300 bp — Monthly	(25,739)
	CMBX NA BBB-.6 Index	BBB-/P	67,357	611,000	98,554	5/11/63	300 bp — Monthly	(30,841)
	CMBX NA BBB-.6 Index	BBB-/P	37,011	765,000	123,395	5/11/63	300 bp — Monthly	(85,937)
	CMBX NA BBB-.6 Index	BBB-/P	155,865	1,042,000	168,075	5/11/63	300 bp — Monthly	(11,602)
	CMBX NA BBB-.7 Index	BBB-/P	9,270	133,000	11,318	1/17/47	300 bp — Monthly	(1,971)
	CMBX NA BBB-.7 Index	BBB-/P	51,111	600,000	51,060	1/17/47	300 bp — Monthly	401
	CMBX NA BBB-.7 Index	BBB-/P	61,571	833,000	70,888	1/17/47	300 bp — Monthly	(8,831)
	CMBX NA BBB-.7 Index	BBB-/P	90,359	1,040,000	88,504	1/17/47	300 bp — Monthly	2,462
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	38,131	180,000	50,598	5/11/63	500 bp — Monthly	(12,292)
	CMBX NA BB.6 Index	BB/P	41,272	195,000	54,815	5/11/63	500 bp — Monthly	(13,353)
	CMBX NA BBB-.6 Index	BBB-/P	22,107	149,000	24,034	5/11/63	300 bp — Monthly	(1,840)
	CMBX NA BBB-.6 Index	BBB-/P	38,320	263,000	42,422	5/11/63	300 bp — Monthly	(3,949)
	CMBX NA BB.6 Index	BB/P	32,840	156,000	43,852	5/11/63	500 bp — Monthly	(10,860)
	CMBX NA BBB-.6 Index	BBB-/P	3,362	34,000	5,484	5/11/63	300 bp — Monthly	(2,102)
	CMBX NA BBB-.6 Index	BBB-/P	3,353	35,000	5,646	5/11/63	300 bp — Monthly	(2,272)
	CMBX NA BBB-.6 Index	BBB-/P	4,626	43,000	6,936	5/11/63	300 bp — Monthly	(2,285)
	CMBX NA BBB-.6 Index	BBB-/P	4,432	44,000	7,097	5/11/63	300 bp — Monthly	(2,639)
	CMBX NA BBB-.6 Index	BBB-/P	5,292	46,000	7,420	5/11/63	300 bp — Monthly	(2,101)
	CMBX NA BBB-.6 Index	BBB-/P	7,789	49,000	7,904	5/11/63	300 bp — Monthly	(86)
	CMBX NA BBB-.6 Index	BBB-/P	7,754	49,000	7,904	5/11/63	300 bp — Monthly	(121)
	CMBX NA BBB-.6 Index	BBB-/P	6,586	50,000	8,065	5/11/63	300 bp — Monthly	(1,450)
	CMBX NA BBB-.6 Index	BBB-/P	6,495	50,000	8,065	5/11/63	300 bp — Monthly	(1,541)
	CMBX NA BBB-.6 Index	BBB-/P	5,765	51,000	8,226	5/11/63	300 bp — Monthly	(2,432)
	CMBX NA BBB-.6 Index	BBB-/P	5,726	56,000	9,033	5/11/63	300 bp — Monthly	(3,274)
	CMBX NA BBB-.6 Index	BBB-/P	9,265	62,000	10,001	5/11/63	300 bp — Monthly	(699)
	CMBX NA BBB-.6 Index	BBB-/P	7,880	68,000	10,968	5/11/63	300 bp — Monthly	(3,049)
	CMBX NA BBB-.6 Index	BBB-/P	6,555	68,000	10,968	5/11/63	300 bp — Monthly	(4,374)
	CMBX NA BBB-.6 Index	BBB-/P	7,862	69,000	11,130	5/11/63	300 bp — Monthly	(3,227)
	CMBX NA BBB-.6 Index	BBB-/P	8,843	74,000	11,936	5/11/63	300 bp — Monthly	(3,050)
	CMBX NA BBB-.6 Index	BBB-/P	8,497	75,000	12,098	5/11/63	300 bp — Monthly	(3,557)
	CMBX NA BBB-.6 Index	BBB-/P	8,715	75,000	12,098	5/11/63	300 bp — Monthly	(3,339)
	CMBX NA BBB-.6 Index	BBB-/P	8,493	90,000	14,517	5/11/63	300 bp — Monthly	(5,971)
	CMBX NA BBB-.6 Index	BBB-/P	9,194	93,000	15,001	5/11/63	300 bp — Monthly	(5,753)
	CMBX NA BBB-.6 Index	BBB-/P	15,421	98,000	15,807	5/11/63	300 bp — Monthly	(329)
	CMBX NA BBB-.6 Index	BBB-/P	12,999	101,000	16,291	5/11/63	300 bp — Monthly	(3,234)
	CMBX NA BBB-.6 Index	BBB-/P	12,569	106,000	17,098	5/11/63	300 bp — Monthly	(4,467)
	CMBX NA BBB-.6 Index	BBB-/P	14,055	126,000	20,324	5/11/63	300 bp — Monthly	(6,195)
	CMBX NA BBB-.6 Index	BBB-/P	17,625	141,000	22,743	5/11/63	300 bp — Monthly	(5,036)
	CMBX NA BBB-.6 Index	BBB-/P	23,399	147,000	23,711	5/11/63	300 bp — Monthly	(226)
	CMBX NA BBB-.6 Index	BBB-/P	25,483	164,000	26,453	5/11/63	300 bp — Monthly	(875)
	CMBX NA BBB-.6 Index	BBB-/P	19,054	174,000	28,066	5/11/63	300 bp — Monthly	(8,911)
	CMBX NA BBB-.6 Index	BBB-/P	18,332	182,000	29,357	5/11/63	300 bp — Monthly	(10,918)
	CMBX NA BBB-.6 Index	BBB-/P	24,925	190,000	30,647	5/11/63	300 bp — Monthly	(5,611)
	CMBX NA BBB-.6 Index	BBB-/P	28,716	194,000	31,292	5/11/63	300 bp — Monthly	(2,463)
	CMBX NA BBB-.6 Index	BBB-/P	27,466	211,000	34,034	5/11/63	300 bp — Monthly	(6,445)
	CMBX NA BBB-.6 Index	BBB-/P	31,450	213,000	34,357	5/11/63	300 bp — Monthly	(2,783)
	CMBX NA BBB-.6 Index	BBB-/P	27,649	214,000	34,518	5/11/63	300 bp — Monthly	(6,744)
	CMBX NA BBB-.6 Index	BBB-/P	26,741	240,000	38,712	5/11/63	300 bp — Monthly	(11,831)
	CMBX NA BBB-.6 Index	BBB-/P	36,750	249,000	40,164	5/11/63	300 bp — Monthly	(3,269)
	CMBX NA BBB-.6 Index	BBB-/P	27,894	251,000	40,486	5/11/63	300 bp — Monthly	(12,446)
	CMBX NA BBB-.6 Index	BBB-/P	47,498	277,000	44,680	5/11/63	300 bp — Monthly	2,979
	CMBX NA BBB-.6 Index	BBB-/P	47,108	277,000	44,680	5/11/63	300 bp — Monthly	2,589
	CMBX NA BBB-.6 Index	BBB-/P	36,778	312,000	50,326	5/11/63	300 bp — Monthly	(13,366)
	CMBX NA BBB-.6 Index	BBB-/P	44,125	313,000	50,487	5/11/63	300 bp — Monthly	(6,179)
	CMBX NA BBB-.6 Index	BBB-/P	36,897	343,000	55,326	5/11/63	300 bp — Monthly	(18,229)
	CMBX NA BBB-.6 Index	BBB-/P	38,852	350,000	56,455	5/11/63	300 bp — Monthly	(17,398)
	CMBX NA BBB-.6 Index	BBB-/P	55,500	366,000	59,036	5/11/63	300 bp — Monthly	(3,322)
	CMBX NA BBB-.6 Index	BBB-/P	41,549	395,000	63,714	5/11/63	300 bp — Monthly	(21,935)
	CMBX NA BBB-.6 Index	BBB-/P	49,635	420,000	67,746	5/11/63	300 bp — Monthly	(17,866)
	CMBX NA BBB-.6 Index	BBB-/P	55,426	422,000	68,069	5/11/63	300 bp — Monthly	(12,396)
	CMBX NA BBB-.6 Index	BBB-/P	47,402	452,000	72,908	5/11/63	300 bp — Monthly	(25,242)
	CMBX NA BBB-.6 Index	BBB-/P	50,405	458,000	73,875	5/11/63	300 bp — Monthly	(23,203)
	CMBX NA BBB-.6 Index	BBB-/P	52,876	480,000	77,424	5/11/63	300 bp — Monthly	(24,268)
	CMBX NA BBB-.6 Index	BBB-/P	54,138	491,000	79,198	5/11/63	300 bp — Monthly	(24,774)
	CMBX NA BBB-.6 Index	BBB-/P	58,829	533,000	85,973	5/11/63	300 bp — Monthly	(26,833)
	CMBX NA BBB-.6 Index	BBB-/P	66,060	603,000	97,264	5/11/63	300 bp — Monthly	(30,853)
	CMBX NA BBB-.6 Index	BBB-/P	70,597	671,000	108,232	5/11/63	300 bp — Monthly	(37,244)
	CMBX NA BBB-.6 Index	BBB-/P	69,210	730,000	117,749	5/11/63	300 bp — Monthly	(48,113)
	CMBX NA BBB-.6 Index	BBB-/P	112,851	746,000	120,330	5/11/63	300 bp — Monthly	(7,044)
	CMBX NA BBB-.6 Index	BBB-/P	132,291	871,000	140,492	5/11/63	300 bp — Monthly	(7,693)
	CMBX NA BBB-.6 Index	BBB-/P	122,768	886,000	142,912	5/11/63	300 bp — Monthly	(19,627)
	CMBX NA BBB-.6 Index	BBB-/P	211,215	1,928,000	310,986	5/11/63	300 bp — Monthly	(98,647)
	CMBX NA BBB-.6 Index	BBB-/P	210,952	2,013,000	324,697	5/11/63	300 bp — Monthly	(112,571)
	CMBX NA BBB-.6 Index	BBB-/P	261,664	2,495,000	402,444	5/11/63	300 bp — Monthly	(139,324)
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	3,308	25,000	4,033	5/11/63	300 bp — Monthly	(709)
	CMBX NA BBB-.6 Index	BBB-/P	8,248	73,000	11,775	5/11/63	300 bp — Monthly	(3,485)
	CMBX NA BBB-.6 Index	BBB-/P	15,743	134,000	21,614	5/11/63	300 bp — Monthly	(5,793)
	CMBX NA BBB-.6 Index	BBB-/P	24,006	203,000	32,744	5/11/63	300 bp — Monthly	(8,619)
	CMBX NA BBB-.6 Index	BBB-/P	112,148	1,001,000	161,461	5/11/63	300 bp — Monthly	(48,729)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	10,005	71,000	11,452	5/11/63	300 bp — Monthly	(1,406)
	CMBX NA BBB-.6 Index	BBB-/P	38,928	263,000	42,422	5/11/63	300 bp — Monthly	(3,341)
	CMBX NA BBB-.6 Index	BBB-/P	38,870	263,000	42,422	5/11/63	300 bp — Monthly	(3,398)
	CMBX NA BBB-.6 Index	BBB-/P	38,318	263,000	42,422	5/11/63	300 bp — Monthly	(3,951)
	CMBX NA BBB-.6 Index	BBB-/P	77,707	525,000	84,683	5/11/63	300 bp — Monthly	(6,669)
	CMBX NA BBB-.6 Index	BBB-/P	77,780	525,000	84,683	5/11/63	300 bp — Monthly	(6,596)
	CMBX NA BBB-.6 Index	BBB-/P	76,916	526,000	84,844	5/11/63	300 bp — Monthly	(7,621)
	CMBX NA BBB-.6 Index	BBB-/P	116,041	788,000	127,104	5/11/63	300 bp — Monthly	(10,603)
	CMBX NA BBB-.6 Index	BBB-/P	115,105	790,000	127,427	5/11/63	300 bp — Monthly	(11,861)
	CMBX NA BBB-.6 Index	BBB-/P	155,146	1,051,000	169,526	5/11/63	300 bp — Monthly	(13,767)
	CMBX NA A.6 Index	A/P	41	4,000	174	5/11/63	200 bp — Monthly	(132)
	CMBX NA BB.6 Index	BB/P	48,378	197,000	55,377	5/11/63	500 bp — Monthly	(6,808)
	CMBX NA BB.6 Index	BB/P	97,086	394,000	110,753	5/11/63	500 bp — Monthly	(13,284)
	CMBX NA BBB-.6 Index	BBB-/P	496	4,000	645	5/11/63	300 bp — Monthly	(147)
	CMBX NA BBB-.6 Index	BBB-/P	641	6,000	968	5/11/63	300 bp — Monthly	(323)
	CMBX NA BBB-.6 Index	BBB-/P	1,164	11,000	1,774	5/11/63	300 bp — Monthly	(604)
	CMBX NA BBB-.6 Index	BBB-/P	1,696	14,000	2,258	5/11/63	300 bp — Monthly	(554)
	CMBX NA BBB-.6 Index	BBB-/P	2,666	22,000	3,549	5/11/63	300 bp — Monthly	(870)
	CMBX NA BBB-.6 Index	BBB-/P	3,325	26,000	4,194	5/11/63	300 bp — Monthly	(853)
	CMBX NA BBB-.6 Index	BBB-/P	2,962	31,000	5,000	5/11/63	300 bp — Monthly	(2,020)
	CMBX NA BBB-.6 Index	BBB-/P	4,655	38,000	6,129	5/11/63	300 bp — Monthly	(1,452)
	CMBX NA BBB-.6 Index	BBB-/P	5,586	43,000	6,936	5/11/63	300 bp — Monthly	(1,325)
	CMBX NA BBB-.6 Index	BBB-/P	7,298	57,000	9,194	5/11/63	300 bp — Monthly	(1,863)
	CMBX NA BBB-.6 Index	BBB-/P	5,565	57,000	9,194	5/11/63	300 bp — Monthly	(3,596)
	CMBX NA BBB-.6 Index	BBB-/P	7,405	65,000	10,485	5/11/63	300 bp — Monthly	(3,041)
	CMBX NA BBB-.6 Index	BBB-/P	8,241	70,000	11,291	5/11/63	300 bp — Monthly	(3,010)
	CMBX NA BBB-.6 Index	BBB-/P	10,227	77,000	12,420	5/11/63	300 bp — Monthly	(2,148)
	CMBX NA BBB-.6 Index	BBB-/P	9,154	78,000	12,581	5/11/63	300 bp — Monthly	(3,382)
	CMBX NA BBB-.6 Index	BBB-/P	10,205	89,000	14,356	5/11/63	300 bp — Monthly	(4,099)
	CMBX NA BBB-.6 Index	BBB-/P	28,646	169,000	27,260	5/11/63	300 bp — Monthly	1,484
	CMBX NA BBB-.6 Index	BBB-/P	16,836	180,000	29,034	5/11/63	300 bp — Monthly	(12,093)
	CMBX NA BBB-.6 Index	BBB-/P	24,103	213,000	34,357	5/11/63	300 bp — Monthly	(10,129)
	CMBX NA BBB-.6 Index	BBB-/P	28,113	232,000	37,422	5/11/63	300 bp — Monthly	(9,173)
	CMBX NA BBB-.6 Index	BBB-/P	37,244	250,000	40,325	5/11/63	300 bp — Monthly	(2,935)
	CMBX NA BBB-.6 Index	BBB-/P	43,147	287,000	46,293	5/11/63	300 bp — Monthly	(2,979)
	CMBX NA BBB-.6 Index	BBB-/P	72,058	514,000	82,908	5/11/63	300 bp — Monthly	(10,547)

Upfront premium received			7,827,090		Unrealized appreciation			11,748

Upfront premium (paid)			—		Unrealized (depreciation)			(2,598,342)

	Total		$7,827,090				Total	$(2,586,594)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/18 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(37)	$4,000	$174	5/11/63	(200 bp) — Monthly	$135
	CMBX NA BB.7 Index	(31,080)	154,000	28,028	1/17/47	(500 bp) — Monthly	(3,202)
	CMBX NA BB.7 Index	(19,268)	118,000	21,476	1/17/47	(500 bp) — Monthly	2,093
	CMBX NA BB.7 Index	(18,533)	118,000	21,476	1/17/47	(500 bp) — Monthly	2,829
	CMBX NA BB.7 Index	(8,283)	65,000	11,830	1/17/47	(500 bp) — Monthly	3,484
	CMBX NA BB.9 Index	(47,350)	306,000	58,507	9/17/58	(500 bp) — Monthly	10,860
	CMBX NA BB.9 Index	(47,138)	306,000	58,507	9/17/58	(500 bp) — Monthly	11,072
	CMBX NA BB.9 Index	(46,653)	303,000	57,934	9/17/58	(500 bp) — Monthly	10,986
	CMBX NA BB.9 Index	(23,796)	152,000	29,062	9/17/58	(500 bp) — Monthly	5,119
	Credit Suisse International
	CMBX NA BB.7 Index	(14,244)	807,000	226,848	5/11/63	(500 bp) — Monthly	211,817
	CMBX NA BB.7 Index	(161,197)	980,000	178,360	1/17/47	(500 bp) — Monthly	16,210
	CMBX NA BB.7 Index	(61,796)	335,000	60,970	1/17/47	(500 bp) — Monthly	(1,152)
	CMBX NA BB.9 Index	(75,024)	470,000	89,864	9/17/58	(500 bp) — Monthly	14,383
	CMBX NA BB.9 Index	(22,791)	148,000	28,298	9/17/58	(500 bp) — Monthly	5,363
	CMBX NA BB.9 Index	(15,892)	111,000	21,223	9/17/58	(500 bp) — Monthly	5,224
	CMBX NA BB.9 Index	(13,764)	88,000	16,826	9/17/58	(500 bp) — Monthly	2,976
	CMBX NA BB.9 Index	(6,083)	39,000	7,457	9/17/58	(500 bp) — Monthly	1,336
	CMBX NA BB.9 Index	(6,083)	39,000	7,457	9/17/58	(500 bp) — Monthly	1,336
	Goldman Sachs International
	CMBX NA BB.6 Index	(50,331)	492,000	138,301	5/11/63	(500 bp) — Monthly	87,492
	CMBX NA BB.7 Index	(32,233)	213,000	38,766	1/17/47	(500 bp) — Monthly	6,326
	CMBX NA BB.6 Index	(8,913)	61,000	17,147	5/11/63	(500 bp) — Monthly	8,175
	CMBX NA BB.7 Index	(75,236)	445,000	80,990	1/17/47	(500 bp) — Monthly	5,321
	CMBX NA BB.7 Index	(38,667)	236,000	42,952	1/17/47	(500 bp) — Monthly	4,055
	CMBX NA BB.7 Index	(25,381)	125,000	22,750	1/17/47	(500 bp) — Monthly	(2,753)
	CMBX NA BB.7 Index	(18,621)	102,000	18,564	1/17/47	(500 bp) — Monthly	(156)
	CMBX NA BB.9 Index	(4,617)	29,000	5,545	9/17/58	(500 bp) — Monthly	900
	CMBX NA BB.9 Index	(2,212)	14,000	2,677	9/17/58	(500 bp) — Monthly	451
	CMBX NA BB.9 Index	(2,236)	14,000	2,677	9/17/58	(500 bp) — Monthly	427
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(31,143)	195,000	35,490	1/17/47	(500 bp) — Monthly	4,158
	CMBX NA BB.7 Index	(28,775)	180,000	32,760	1/17/47	(500 bp) — Monthly	3,810
	CMBX NA BB.7 Index	(18,804)	97,000	17,654	1/17/47	(500 bp) — Monthly	(1,245)
	CMBX NA BB.6 Index	(38,525)	274,000	77,021	5/11/63	(500 bp) — Monthly	38,230
	CMBX NA BB.6 Index	(26,533)	183,000	51,441	5/11/63	(500 bp) — Monthly	24,730
	CMBX NA BB.6 Index	(11,075)	77,000	21,645	5/11/63	(500 bp) — Monthly	10,495
	CMBX NA BB.7 Index	(89,046)	570,000	103,740	1/17/47	(500 bp) — Monthly	14,139
	CMBX NA BB.7 Index	(63,627)	387,000	70,434	1/17/47	(500 bp) — Monthly	6,431
	CMBX NA BB.7 Index	(59,921)	375,000	68,250	1/17/47	(500 bp) — Monthly	7,964
	CMBX NA BB.7 Index	(52,295)	322,000	58,604	1/17/47	(500 bp) — Monthly	5,996
	CMBX NA BB.7 Index	(35,411)	182,000	33,124	1/17/47	(500 bp) — Monthly	(2,464)
	CMBX NA BB.7 Index	(23,398)	130,000	23,660	1/17/47	(500 bp) — Monthly	136
	CMBX NA BB.7 Index	(24,825)	125,000	22,750	1/17/47	(500 bp) — Monthly	(2,196)
	CMBX NA BB.7 Index	(18,533)	118,000	21,476	1/17/47	(500 bp) — Monthly	2,829
	CMBX NA BB.7 Index	(18,822)	102,000	18,564	1/17/47	(500 bp) — Monthly	(357)
	CMBX NA BB.7 Index	(14,429)	95,000	17,290	1/17/47	(500 bp) — Monthly	2,768
	CMBX NA BB.7 Index	(13,462)	86,000	15,652	1/17/47	(500 bp) — Monthly	2,106
	CMBX NA BB.7 Index	(10,854)	80,000	14,560	1/17/47	(500 bp) — Monthly	3,628
	CMBX NA BB.7 Index	(15,733)	80,000	14,560	1/17/47	(500 bp) — Monthly	(1,251)
	CMBX NA BB.9 Index	(13,587)	96,000	18,355	9/17/58	(500 bp) — Monthly	4,674
	CMBX NA BB.9 Index	(7,626)	54,000	10,325	9/17/58	(500 bp) — Monthly	2,646
	CMBX NA BB.9 Index	(6,945)	44,000	8,413	9/17/58	(500 bp) — Monthly	1,425
	CMBX NA BB.9 Index	(3,432)	22,000	4,206	9/17/58	(500 bp) — Monthly	753
	CMBX NA BB.9 Index	(460)	3,000	574	9/17/58	(500 bp) — Monthly	111
	CMBX NA BBB-.7 Index	(40,681)	489,000	41,614	1/17/47	(300 bp) — Monthly	647
	CMBX NA BBB-.7 Index	(25,237)	343,000	29,189	1/17/47	(300 bp) — Monthly	3,753
	CMBX NA BBB-.7 Index	(18,115)	229,000	19,488	1/17/47	(300 bp) — Monthly	1,240
	CMBX NA BBB-.7 Index	(17,180)	164,000	13,956	1/17/47	(300 bp) — Monthly	(3,319)
	CMBX NA BBB-.7 Index	(8,285)	154,000	13,105	1/17/47	(300 bp) — Monthly	4,731
	Merrill Lynch International
	CMBX NA BB.7 Index	(102,007)	588,000	107,016	1/17/47	(500 bp) — Monthly	4,438
	CMBX NA BB.9 Index	(50,363)	322,000	61,566	9/17/58	(500 bp) — Monthly	10,890
	CMBX NA BB.9 Index	(14,789)	101,000	19,311	9/17/58	(500 bp) — Monthly	4,424
	CMBX NA BB.9 Index	(15,301)	100,000	19,120	9/17/58	(500 bp) — Monthly	3,722
	CMBX NA BB.9 Index	(15,222)	97,000	18,546	9/17/58	(500 bp) — Monthly	3,230
	CMBX NA BB.9 Index	(14,144)	96,000	18,355	9/17/58	(500 bp) — Monthly	4,118
	CMBX NA BBB-.7 Index	(32,451)	396,000	33,700	1/17/47	(300 bp) — Monthly	1,017
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(17,831)	175,000	14,893	1/17/47	(300 bp) — Monthly	(3,040)
	CMBX NA BB.7 Index	(79,236)	394,000	71,708	1/17/47	(500 bp) — Monthly	(7,911)
	CMBX NA BB.7 Index	(68,647)	356,000	64,792	1/17/47	(500 bp) — Monthly	(4,201)
	CMBX NA BB.7 Index	(65,793)	326,000	59,332	1/17/47	(500 bp) — Monthly	(6,778)
	CMBX NA BB.7 Index	(33,495)	179,000	32,578	1/17/47	(500 bp) — Monthly	(1,091)
	CMBX NA BB.9 Index	(10,229)	71,000	13,575	9/17/58	(500 bp) — Monthly	3,278
	CMBX NA BB.9 Index	(8,785)	66,000	12,619	9/17/58	(500 bp) — Monthly	3,770
	CMBX NA BB.9 Index	(8,830)	65,000	12,428	9/17/58	(500 bp) — Monthly	3,535
	CMBX NA BB.9 Index	(8,614)	63,000	12,046	9/17/58	(500 bp) — Monthly	3,371
	CMBX NA BB.9 Index	(9,506)	63,000	12,046	9/17/58	(500 bp) — Monthly	2,479
	CMBX NA BB.9 Index	(5,715)	38,000	7,266	9/17/58	(500 bp) — Monthly	1,514
	CMBX NA BB.9 Index	(4,541)	30,000	5,736	9/17/58	(500 bp) — Monthly	1,166
	CMBX NA BB.9 Index	(4,541)	30,000	5,736	9/17/58	(500 bp) — Monthly	1,166
	CMBX NA BB.9 Index	(3,579)	23,000	4,398	9/17/58	(500 bp) — Monthly	796
	CMBX NA BBB-.7 Index	(14,538)	229,000	19,488	1/17/47	(300 bp) — Monthly	4,815

	Upfront premium received	—				Unrealized appreciation	623,499

	Upfront premium (paid)	(2,202,375)				Unrealized (depreciation)	(41,116)

	Total	$(2,202,375)				Total	$582,383
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
ZAR	South African Rand
Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2018 through December 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $244,101,960.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $45,691, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/18
Short-term investments
	Putnam Short Term Investment Fund*	21,637,856	14,940,358	30,740,143	13,174	5,838,071

	Total Short-term investments	$21,637,856	$14,940,358	$30,740,143	$13,174	$5,838,071
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $133,691.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $8,042,881.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $321,181.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $6,544,844.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $125,574,896 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	84.3%
	Brazil	2.4
	Argentina	2.2
	Greece	2.2
	Mexico	1.4
	Indonesia	1.2
	Canada	1.0
	United Kingdom	0.6
	Russia	0.5
	Bermuda	0.5
	Dominican Republic	0.5
	Ivory Coast	0.5
	Other	2.7

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk, and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $124,439 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $8,101,313 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $8,042,881 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$879	$—	$—
Consumer cyclicals	26,549	26,043	—
Energy	19,222	2,788	11,827
Health care	18,498	—	—
Technology	91,706	—	—
Utilities and power	—	6,874	—

Total common stocks	156,854	35,705	11,827
Convertible bonds and notes	—	4,311,728	—
Convertible preferred stocks	—	15,293	—
Corporate bonds and notes	—	78,134,382	54,619
Foreign government and agency bonds and notes	—	28,185,097	—
Mortgage-backed securities	—	112,720,359	—
Purchased options outstanding	—	1,806,728	—
Purchased swap options outstanding	—	8,286,557	—
Senior loans	—	4,698,869	—
U.S. government and agency mortgage obligations	—	79,086,562	—
Warrants	69	—	—
Short-term investments	610,000	21,576,037	—

Totals by level	$766,923	$338,857,317	$66,446
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,089,977)	$—
Futures contracts	46,309	—	—
Written options outstanding	—	(1,443,220)	—
Written swap options outstanding	—	(6,176,280)	—
Forward premium swap option contracts	—	(659,587)	—
TBA sale commitments	—	(21,639,376)	—
Interest rate swap contracts	—	(3,189,743)	—
Total return swap contracts	—	(342,212)	—
Credit default contracts	—	(7,628,926)	—

Totals by level	$46,309	$(42,169,321)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$2,784,758	$10,413,684
Foreign exchange contracts	944,448	1,832,176
Equity contracts	69	—
Interest rate contracts	14,369,043	16,242,740

Total	$18,098,318	$28,488,600
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$138,900,000
Purchased currency option contracts (contract amount)	$28,000,000
Purchased swap option contracts (contract amount)	$913,900,000
Written TBA commitment option contracts (contract amount)	$213,800,000
Written currency option contracts (contract amount)	$35,800,000
Written swap option contracts (contract amount)	$201,600,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$254,800,000
OTC interest rate swap contracts (notional)	$220,000
Centrally cleared interest rate swap contracts (notional)	$1,337,800,000
OTC total return swap contracts (notional)	$24,800,000
Centrally cleared total return swap contracts (notional)	$125,400,000
OTC credit default contracts (notional)	$81,900,000
Centrally cleared credit default contracts (notional)	$1,900,000
Warrants (number of warrants)	3,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 28, 2019